As Filed with the Securities and Exchange Commission
                               on August 16, 2004

                        Securities Act File No. 333-_____
                    Investment Company Act File No. 811-21617

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ x ]

                           Pre-Effective Amendment No.                    [   ]

                          Post-Effective Amendment No.                    [   ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ x ]

                                  Amendment No.                           [   ]

                        (Check appropriate box or boxes)

                        Credit Suisse Target Return Fund

               (Exact Name of Registrant as Specified in Charter)

      466 Lexington Avenue                                    10017-3140
      New York, New York

      ----------------------------------                      ------------------
      (Address of Principal Executive Offices)                (Zip Code)

Registrant's Telephone Number, including Area Code:              (212) 875-3500

                                Hal Liebes, Esq.
                        Credit Suisse Target Return Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

                    (Name and Address of Agent for Services)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                     Subject to completion, August 16, 2004

CREDIT SUISSE FUNDS
Prospectus

Class A and C Shares

__________ __, 2004

CREDIT SUISSE
TARGET RETURN FUND

As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.











THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                    CONTENTS

KEY POINTS.....................................................................3
     Goal and Principal Strategies.............................................3
     A Word about Risk.........................................................3
     Investor Profile..........................................................5
PERFORMANCE SUMMARY............................................................6
INVESTOR EXPENSES..............................................................7
     Fees and Fund Expenses....................................................7
     Example...................................................................8
THE FUND IN DETAIL.............................................................9
     The Management Firms......................................................9
     Fund Information Key.....................................................10
     Goal and Strategies......................................................10
     Portfolio Investments....................................................12
     Risk Factors.............................................................14
     Portfolio Management.....................................................15
     Financial Highlights.....................................................16
PRIOR PERFORMANCE INFORMATION OF CSAM U.K.....................................17
MORE ABOUT RISK...............................................................19
     Introduction.............................................................19
     Types of Investment Risk.................................................19
     Certain Investment Practices.............................................22
MEET THE MANAGERS.............................................................24
MORE ABOUT YOUR FUND..........................................................26
     Share Valuation..........................................................26
     Distributions............................................................26
     Taxes....................................................................27
     Statements and Reports...................................................27
CHOOSING A CLASS OF SHARES....................................................29
BUYING AND SELLING SHARES.....................................................30
SHAREHOLDER SERVICES..........................................................32
OTHER POLICIES................................................................32
OTHER SHAREHOLDER INFORMATION.................................................34
OTHER INFORMATION.............................................................39
     About the Distributor....................................................39
FOR MORE INFORMATION..................................................back cover

                                                   KEY POINTS

                                           GOAL AND PRINCIPAL STRATEGIES

------------------------------------ ----------------------------------------- ---------------------------------------
               GOAL                            PRINCIPAL STRATEGIES                    PRINCIPAL RISK FACTORS
------------------------------------ ----------------------------------------- ---------------------------------------
------------------------------------ ----------------------------------------- ---------------------------------------

Absolute (positive) returns over a   - Seeks to achieve an absolute annual     - Credit risk
medium- to long-term period          return of six-month U.S. dollar LIBOR +
                                     200 basis points, gross of fees (__% as   - Foreign securities
                                     of the date of this PROSPECTUS)
                                                                               - Interest-rate risk
                                     - Invests, under normal market
                                     risk conditions, at least 80% of its      - Market risk
                                     net assets, plus any borrowings for
                                     turnover risk investment purposes, in     - Portfolio turnover risk
                                     fixed-income securities
                                                                               - Speculative risk
                                     - May invest in fixed-income
                                     securities of issuers in any
                                     economic sector or region and in
                                     both investment grade and high
                                     yield fixed-income securities
                                     while maintaining an average
                                     portfolio credit quality at no
                                     lower than BBB- as defined by
                                     the Standard & Poor's Division
                                     of The McGraw-Hill
                                     Companies, Inc. ("S&P")

                                     - Intends to maintain an average
                                     modified duration in the range of zero
                                     to four years

                                     - Utilizes certain specific strategies and risk management techniques in pursuit of its goal, including active allocation of assets among various fixed-income asset classes and credit quality diversification

------------------------------------ ----------------------------------------- ---------------------------------------


         A WORD ABOUT RISK

         All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

         Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

         Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CREDIT RISK

         The issuer of a security or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation.

FOREIGN SECURITIES

         Since the fund invests in foreign securities, it carries additional risks that include:

- CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

- INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

- POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST-RATE RISK

         Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

MARKET RISK

         The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

         Bonds and other fixed-income securities generally involve less market risk than stocks. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

PORTFOLIO TURNOVER RISK

         The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. High portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the fund's after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect the fund's performance.

SPECULATIVE RISK

         To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. The fund may incur potential significant losses from speculative foreign currency forward contracts and credit derivative transactions.

INVESTOR PROFILE

THIS FUND IS DESIGNED FOR INVESTORS WHO:

- are seeking absolute (positive) returns during any given market cycle, over a medium- to long-term period

- are looking for higher potential returns than money-market funds and are willing to accept more risk and volatility than money-market funds

-    want to diversify their portfolios with fixed-income funds

IT MAY NOT BE APPROPRIATE IF YOU:

-    are investing for a shorter time horizon

-    require stability of your principal

You should base your investment decision on your own goals, risk preferences and time horizon.

The fund is not a complete investment program.

                               PERFORMANCE SUMMARY

As the fund has not commenced operations, no performance information is available as of the date of this Prospectus.

                                INVESTOR EXPENSES

         FEES AND FUND EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual fund operating expenses are estimated amounts for the fiscal year ending December 31, 2004.

------------------------------------------------------------------ ------------------ -----------------
                                                                        CLASS A           CLASS C
------------------------------------------------------------------ ------------------ -----------------
SHAREHOLDER FEES
  (paid directly from your investment)
------------------------------------------------------------------ ------------------ -----------------
Maximum sales charge (load) imposed on purchases (as a                    3.00%             NONE
  percentage of offering price)
------------------------------------------------------------------ ------------------ -----------------
Maximum deferred sales charge (load) (as a percentage                    NONE                1.00%(2)
  of original purchase price or redemption proceeds,
  as applicable)(1)
------------------------------------------------------------------ ------------------ -----------------
Maximum sales charge (load) on reinvested
  distributions (as a percentage of offering price)                      NONE               NONE
------------------------------------------------------------------ ------------------ -----------------
Redemption fees                                                          NONE               NONE
------------------------------------------------------------------ ------------------ -----------------
Exchange fees                                                            NONE               NONE
------------------------------------------------------------------ ------------------ -----------------
ANNUAL FUND OPERATING EXPENSES
  (deducted from fund assets)
------------------------------------------------------------------ ------------------ -----------------
Management fee                                                            0.70%              0.70%
------------------------------------------------------------------ ------------------ -----------------
Distribution and service (12b-1) fee                                      0.25%              1.00%
------------------------------------------------------------------ ------------------ -----------------
Other expenses                                                            0.___%             0.__%
------------------------------------------------------------------ ------------------ -----------------
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                   _.___%             _.__%
------------------------------------------------------------------ ------------------ -----------------

(1)    The maximum sales charge imposed is reduced for larger purchases.
       Purchases of $250,000 or more are not subject to an initial sales charge but may be subject to a 0.50% CDSC (Contingent Deferred Sales Charge) on redemptions made within 12 months of purchase. See "Other Shareholder
       Information."

(2)    1.00% during the first year.

(3)    Expected fees and expenses for the fiscal year ending December 31, 2004
       (after waivers and expense reimbursements or credits) are shown below.
       Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

EXPENSES AFTER WAIVERS,                                                CLASS A           CLASS C
REIMBURSEMENTS OR CREDITS
Management fee                                                            0.__%             0.__%
Distribution and service (12b-1) fee                                      0.25%             1.00%
Other expenses                                                            0.__%             0.__%
NET ANNUAL FUND OPERATING EXPENSES                                        _.__%             _.__%

EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table on the previous page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

---------------------------------------------- --------------- --------------------
                                                  ONE YEAR         THREE YEARS
---------------------------------------------- --------------- --------------------
CLASS A (with or without redemption)              $                 $
---------------------------------------------- --------------- --------------------
CLASS C (redemption at end of period)             $                 $
---------------------------------------------- --------------- --------------------
CLASS C (no redemption)                           $                 $
---------------------------------------------- --------------- --------------------

                               THE FUND IN DETAIL

THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

-    Investment adviser for the fund

- Together with the sub-investment adviser for the fund, responsible for managing the fund's assets according to its goal and strategies

- Responsible for supervising the activities of the sub-investment adviser for the fund

- A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business unit of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients

- As of June 30, 2004, Credit Suisse Asset Management companies managed approximately $47.6 billion in the U.S. and $323.1 billion globally

- Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Luxembourg, Milan, Moscow, Paris, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission.

         For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM," the "investment adviser" or "we" throughout this PROSPECTUS.

CREDIT SUISSE ASSET
MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC3A 7JJ
United Kingdom

-    Sub-investment adviser for the fund

- Together with CSAM, responsible for managing the fund's assets according to its goal and strategies

-    Also a member of Credit Suisse Asset Management

         For easier reading, Credit Suisse Asset Management Limited will be referred to as "CSAM U.K." or the "sub-investment adviser" throughout this PROSPECTUS.

FUND INFORMATION KEY

         A concise description of the fund begins on the next page. It provides the following information:

GOAL AND STRATEGIES

         The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

         The principal types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS

         The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

         The individuals designated by the investment adviser and sub-investment adviser to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

         A table showing the fund's audited financial performance for up to five years.

- TOTAL RETURN How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

- PORTFOLIO TURNOVER An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase a fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could increase your income-tax liability.

         The ANNUAL REPORT includes the auditor's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this PROSPECTUS.

GOAL AND STRATEGIES

         The fund seeks to provide absolute (positive) returns over a medium- to long-term period. The fund seeks to achieve an absolute annual return of six-month U.S. dollar LIBOR + 200 basis points, gross of fees (__% as of the date of this PROSPECTUS). There is no guarantee that this target return, or any positive return, will be achieved.

         LIBOR is an abbreviation for the London Interbank Offered Rate and is the interest rate that major international banks in London charge each other for borrowings. Six-month U.S. dollar LIBOR is the rate at which deposits denominated in U.S. dollars with a term of six months are offered to leading banks in the London interbank market (__% as of the date of this PROSPECTUS).

         To pursue its goal, the fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund may invest in a diverse range of fixed-income securities, including government bonds, money market instruments and convertible, high yield and emerging market bonds, with the aim of benefiting from appreciation in value from all bond sectors as well as from the equity markets through its investments in convertible bonds. The fund may invest in fixed-income securities of issuers in any economic sector or region, and the fund may invest in fixed-income securities of any credit quality. Depending on market conditions, the fund may invest a significant portion of its assets from time to time in a particular region or a single country or in money market securities.

         The fund intends to have an average modified duration in the range of zero to four years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. If the duration of the security is divided by the sum of one plus its yield, the resultant number is called the modified duration of the security. For small changes in yield, the price of a security, as a percentage of its initial price, will move inversely to the yield change by an amount equal to the modified duration times the yield change. The market price of a security with a modified duration of ten years will change twice as much as a security with a with a five-year duration. The longer a security's modified duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average modified portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average modified portfolio duration.

         CSAM and CSAM U.K. consider modified duration to be a better indicator of price volatility than time to maturity. For example, the times to maturity for a 30-year bond and a 30-year zero coupon security are both 30 years. A portfolio manager using average maturity to judge price volatility would expect to see no difference in portfolio impact from these two securities (given equal yield). However, the zero coupon bond will experience a percentage price change roughly three times greater than the 30-year bond.

         Unlike many mutual funds, the fund seeks to provide an absolute (positive) return during any market cycle (i.e., a period of three to five years). To do so, the fund utilizes certain specific strategies and risk management techniques. In particular, the portfolio managers allocate assets actively among various fixed-income asset classes. The portfolio managers also diversify the fund's assets across a broad range of global fixed-income securities. In rotating among asset classes, the portfolio managers employ a top-down investment approach, analyzing asset classes using duration and yield curve strategies and credit weighting, and then select specific securities within each asset class using a bottom-up investment approach. To manage duration and the fund's exposure to changes in interest rates, the fund will use interest rate futures and related options.

         For risk management purposes, the portfolio managers invest in a wide range of securities of varying credit qualities to maintain an average credit quality of the fund's portfolio at no lower than BBB- as defined by S&P. The portfolio managers also employ a proprietary risk management system under which each fixed-income asset class is selected by the portfolio managers based on their analysis of prevailing market conditions and is typically weighted within specific investment ranges. The portfolio managers believe that credit quality diversification and their proprietary risk management system enable them to mitigate the higher risks associated with bonds held by the fund that are below investment grade (i.e., with a rating below BBB- as defined by S&P, which are commonly called junk bonds, and unrated securities of equivalent quality) and to actively manage the overall volatility of the fund. To calculate the fund's average credit quality, the portfolio managers will apply the lower rating for a split-rated security and will treat unrated securities as having a rating equivalent, in their judgment, to comparable rated securities.

         The fund's investment objective and 80% investment policy may be changed by the fund's Board of Trustees on 60 days' notice to shareholders. The fund's current target return and average duration and credit quality may be changed by the fund's Board of Trustees at any time without notice to shareholders.

PORTFOLIO INVESTMENTS

         The fund may invest in all types of fixed-income securities, including:

-    corporate bonds, debentures, notes and loans

-    floating rate corporate or government debt securities

-    convertible debt securities

-    government and agency securities

-    municipal securities

-    mortgage-backed and other asset-backed securities

-    obligations of international agencies and supranational entities

-    repurchase agreements involving portfolio securities

-    bank certificates of deposits, fixed time deposits and bankers' acceptances

         The fund may purchase securities denominated in foreign currencies or in U.S. dollars.

         The fund may invest:

-    without limit in foreign securities

-    up to 25% of net assets in convertible debt securities

-    up to 10% of net assets in warrants and rights

- up to 50% of net assets in fixed-income securities rated below investment grade (junk bonds), including emerging market fixed-income securities

-    up to 20% of net assets in unrated fixed-income securities

- up to 25% of net assets in the securities of any one government, its agencies, instrumentalities and political subdivisions (collectively, a "Governmental Issuer") rated investment grade and up to 5% of net assets in the securities of any one Governmental Issuer rated below investment grade

- up to 2% of net assets in the securities of any one corporate issuer rated investment grade and up to 1% of net assets in the securities of any one corporate issuer rated below investment grade

          The fund will normally hedge at least 70% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The fund will hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options. The fund may take speculative currency positions (i.e., where it does not own bonds denominated in the relevant currency). The amount invested in speculative currency positions, together with the fund's unhedged exposure to foreign currency, may not exceed 30% of its net assets.

         To a limited extent, the fund may also engage in other investment practices that include the use of options, futures, swaps and other derivative securities. The fund will attempt to take advantage of pricing inefficiencies in these securities. For example, the fund may write (i.e., sell) put and call options. The fund would receive premium income when it writes an option, which will increase the fund's return in the event the option expires unexercised or is closed out at a profit. Upon the exercise of a put or call option written by the fund, the fund may suffer an economic loss equal to the difference between the price at which the fund is required to purchase, in the case of a put, or sell, in the case of a call, the underlying security or instrument and the option exercise price, less the premium received for writing the option. The fund may engage in derivative transactions involving a variety of underlying instruments, including debt securities, securities indexes, futures and swaps (commonly referred to as swaptions). The fund may also enter into credit derivative transactions, including credit default swaps on an index of debt securities, either to hedge credit exposure or to gain exposure to an issuer or group of issuers more economically than can be achieved by investing directly in debt securities. The market value of the fund's investments in credit derivatives and/or premiums paid therefor as a buyer of credit protection are not expected to exceed 30% of the fund's net assets under normal market conditions. Up to 70% of the fund's net assets can be invested in credit derivatives as a temporary hedge when the portfolio managers consider market conditions warrant doing so to preserve value. The fund will not invest in common or preferred stock and intends to dispose of any equity securities obtained upon conversion of a convertible bond or exercise of a warrant.

         The use of uncovered (or so-called "naked") foreign forward currency forward contracts, credit default swaps and other derivative strategies are speculative and may hurt the fund's performance. The fund may attempt to hedge its investments in order to mitigate risk, but it is not required to do so. The benefits to be derived from the fund's options and derivatives strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual fixed-income securities, and there can be no assurance that the use of this strategy will be successful. Additional information about the fund's options and derivatives strategy and related risks is included in the STATEMENT OF ADDITIONAL INFORMATION (SAI) and under "Certain Investment Practices" below.

         To the extent consistent with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and any administrative exemptions granted by the SEC, the fund may invest in the securities of other investment companies. Absent special relief from the SEC, the fund may invest up to 10% of its assets in the aggregate in shares of other investment companies and up to 5% of its assets in any one investment company, as long as that investment does not represent more than 3% of the voting stock of the acquired investment company of which such shares are purchased. As a shareholder in any investment company, the fund will bear its ratable share of the company's expenses, and would remain subject to payment of the fund's advisory and administrative fees with respect to assets so invested.

RISK FACTORS

         The fund's principal risk factors are:

-    credit risk

-    foreign securities

-    interest-rate risk

-    market risk

-    portfolio turnover risk

-    speculative risk

         You should expect fluctuations in share price, yield and total return, particularly with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed-income securities. There is also the risk that an issuer of a debt security will fail to make timely payments of either principal or interest to the fund.

         International investing, particularly in emerging markets, carries additional risks, including currency, information and political risks. These risks are defined in "More About Risk."

         Junk bonds are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a problem by an issuer of junk bonds, more senior debt (such as bank loans and investment grade bonds) will likely be paid a greater portion of any payment made by an issuer. The fund may invest in securities rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by S&P and in unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date.

         To the extent that the fund invests in junk bonds, it takes on further risks that could hurt its performance. "More About Risk" details these and certain other investment practices the fund may use. Please read that section carefully before you invest.

PORTFOLIO MANAGEMENT

         The Credit Suisse Target Return Team is responsible for the day-to-day management of the fund. The current team members are Dilip K. Rasgotra, Winifred Robbins, Jana Benesova-Tuma, John de Garis, Craig Ruch and Ahmed Talhaoui. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

         As the fund has not yet commenced operations, no financial information is available as of the date of this PROSPECTUS.

                   PRIOR PERFORMANCE INFORMATION OF CSAM U.K.

         The tables below illustrate the performance of a separate account composite (the "Composite") managed by CSAM U.K., which has objectives, policies and strategies substantially similar to those of the fund. The Composite is currently comprised of one separate account (the "Account"). The Account is managed by the same CSAM U.K. investment professionals who are members of the Credit Suisse Target Return Team that is responsible for the day-to-day management of the fund. For more information about CSAM U.K. and these investment professionals, see "The Management Firms" and "Meet the Managers." As of the date of this PROSPECTUS, the fund has not begun investment operations.

         The Credit Suisse Target Return Team's management of the fund is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to or are different than those applicable to the Account. In addition, the fund may experience cash flows that are different from those of the Account. All of these factors may adversely affect the performance of the fund and cause it to differ from that of the Composite described below.

         The performance results of the Composite are presented gross and net of fees and other expenses and do not reflect the imposition of sales charges of the fund or the fund's actual expenses. The Composite's results do not represent the performance of the fund and should not be considered an indication of future performance of the fund or a substitute for that performance.


                           CALENDAR YEAR TOTAL RETURN

------------------- --------------------------- ----------------------------- ---------------------------------------
                            COMPOSITE                    COMPOSITE              THREE-MONTH U.S. DOLLAR LIBOR + 300
YEAR                     (GROSS OF FEES)               (NET OF FEES)                       BASIS POINTS
------------------- --------------------------- ----------------------------- ---------------------------------------
2004                            N/A                        N/A                                  N/A
  1Q                            1.04%                      [  ]%                                1.03%
  2Q                           -0.56%                      [  ]%                                1.05%
------------------- --------------------------- ---------------------------- ----------------------------------------
2003                            6.93%                      [  ]%                                4.28%
  1Q                            1.35%                      [  ]%                                1.07%
  2Q                            3.52%                      [  ]%                                1.07%
  3Q                            0.13%                      [  ]%                                1.04%
  4Q                            1.79%                      [  ]%                                1.03%
------------------- --------------------------- ---------------------------- ----------------------------------------
2002                            6.88%                      [  ]%                                4.88%
  1Q                            1.68%                      [  ]%                                1.19%
  2Q                            0.25%                      [  ]%                                1.23%
  3Q                            1.40%                      [  ]%                                1.22%
  4Q                            3.41%                      [  ]%                                1.16%
------------------- --------------------------- ---------------------------- ----------------------------------------
2001                            6.92%                      [  ]%                                6.97%
  1Q                            2.32%                      [  ]%                                2.06%
  2Q                           -0.48%                      [  ]%                                1.79%
  3Q                           -1.01%                      [  ]%                                1.64%
  4Q                            6.07%                      [  ]%                                1.30%
------------------- --------------------------- ---------------------------- ----------------------------------------
2000                            N/A                        N/A                                  N/A
  4Q(1)                         3.00%                      [  ]%                                2.51%
------------------- --------------------------- ---------------------------- ----------------------------------------

(1)     Total return for the period __/__/00 - 12/31/00.

                                             AVERAGE ANNUAL TOTAL RETURN

----------------------------------- ------------------------ ------------------------ --------------------------------
                                                                                              SINCE __/__/00
PERIOD ENDED 06/30/04                      ONE YEAR*               THREE YEARS               (INCEPTION DATE)
----------------------------------- ------------------------ ------------------------ --------------------------------
COMPOSITEw
    GROSS OF FEES                            [ ]%                     [ ]%                         [ ]%
    NET OF FEES                              [ ]%                     [ ]%                         [ ]%
----------------------------------- ------------------------ ------------------------ --------------------------------
THREE-MONTH U.S. DOLLAR
LIBOR + 300 BASIS POINTS                     [ ]%                     [ ]%                         [ ]%
----------------------------------- ------------------------ ------------------------ --------------------------------

*    Total return for the period 01/01/04 - 06/30/04 = [ ]%

         As of _________ __, 2004, the total assets of the Account in the Composite were approximately $______ million. The Composite is compared to a benchmark of three-month U.S. dollar LIBOR + 300 basis points, which is the target return for the Account (the "Benchmark"). The information provided above for the Composite reflects the reinvestment of dividends and distributions. The Benchmark's results do not reflect the reinvestment of dividends and distributions. If the fund's expenses and sales load are reflected in the Composite's performance, the Composite's performance would be lower than shown. The Composite's results were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) mutual fund performance calculation methodology but not in accordance with SEC-mandated mutual fund performance calculation methodology. The CFA Institute has not been involved in the preparation or review of this information. Results may have been different if the SEC methodology had been used instead of the AIMR methodology. Past performance is not an indication of future results.

                                 MORE ABOUT RISK

INTRODUCTION

         The fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The discussion of the fund contains more detailed information. This section discusses other risks that may affect the fund.

         The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

TYPES OF INVESTMENT RISK

         The following risks are referred to throughout this PROSPECTUS.

         ACCESS RISK Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

         CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

         CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

         CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

         EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

- HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

- SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. The fund may incur potential significant losses from speculative foreign currency forward contracts and credit derivative transactions.

         Extension Risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

         GEOGRAPHIC FOCUS RISK Focusing on a single country or region involves increased currency, political, regulatory and other risks. To the extent the fund concentrates its investments in a particular country or region, market swings in such a targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

         INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

         INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

         LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

         MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

         Bonds and other fixed-income securities generally involve less market risk than stocks. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

         OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

         POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

         PORTFOLIO TURNOVER RISK The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. High portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the fund's after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect the fund's performance.

         PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the fund would generally have to reinvest the proceeds at lower rates.

         REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the fund's performance.

         VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

 [ - ]          Permitted without limitation; does not indicate actual use

 20% Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

 20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

[   ]           Permitted, but not expected to be used to a significant
                extent

 --             Not permitted

------------------------------------------------------------------------------------------------------ ---------------
INVESTMENT PRACTICE                                                                                        LIMIT
------------------------------------------------------------------------------------------------------ ---------------
BORROWING The borrowing of money from banks to meet redemptions or for other temporary or                 33 1/3%
emergency purposes. Speculative exposure risk.
------------------------------------------------------------------------------------------------------ ---------------
CURRENCY TRANSACTIONS Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to currency risk or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1) Correlation, credit, currency,
hedged exposure, liquidity, political, speculative exposure, valuation risks.(2)                           [ - ]
------------------------------------------------------------------------------------------------------ ---------------
EMERGING MARKETS Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. Access, currency, geographic focus, information, liquidity, market, operational, political,
valuation risks.                                                                                            50%
------------------------------------------------------------------------------------------------------ ---------------
FOREIGN SECURITIES Securities of foreign issuers. May include depository receipts.
 Currency, geographic focus, information, liquidity, market, political, valuation risks.                   [ - ]
------------------------------------------------------------------------------------------------------ ---------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure, interest-rate, market,
speculative exposure risks.(2)                                                                             [ - ]
------------------------------------------------------------------------------------------------------ ---------------
INVESTMENT GRADE DEBT SECURITIES Debt securities rated within the four highest grades
(AAA/Aaa through BBB-/Baa3) by Standard & Poor's or Moody's rating service, and unrated
securities of comparable quality. Credit, interest-rate, market risks.                                     [ - ]
------------------------------------------------------------------------------------------------------ ---------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity,
prepayment risks.                                                                                          [ - ]
------------------------------------------------------------------------------------------------------ ---------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders.
Credit, interest-rate, market, regulatory risks.                                                           [ - ]
------------------------------------------------------------------------------------------------------ ---------------
NON-INVESTMENT GRADE DEBT SECURITIES Debt securities and convertible securities rated
------------------------------------------------------------------------------------------------------ ---------------

                                      -22-


------------------------------------------------------------------------------------------------------ ---------------
below the fourth-highest grade (BBB-/Baa3) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit,
information, interest-rate, liquidity, market, valuation risks.                                             50%
------------------------------------------------------------------------------------------------------ ---------------
OPTIONS Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period.
The fund may purchase or sell (write) both put and call options for hedging or speculative purposes.  An option is out-of-the money if the exercise price of the option is above, in the case of a call option, or below, in the case of a put option, the current price (or interest rate or yield for certain options) of the referenced security or instrument.(1)
Correlation, credit, hedged exposure, liquidity, market, speculative exposure risks.                        15%
------------------------------------------------------------------------------------------------------ ---------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Securities with restrictions on trading, or those
not actively traded. May include private placements. Liquidity, market, valuation risks.                    15%
------------------------------------------------------------------------------------------------------ ---------------
SECURITIES LENDING Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit,
liquidity, market risks.                                                                                  33 1/3%
------------------------------------------------------------------------------------------------------ ---------------
STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that allow the fund to gain access to the performance of a referenced asset (such as an index or selected stocks) that may be more attractive or accessible than the fund's direct investment.
Credit, currency, information, interest-rate, liquidity, market, political, speculative
exposure, valuation risks.                                                                                 [ - ]
------------------------------------------------------------------------------------------------------ ---------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the fund's assets in investments such as money-market obligations and investment grade debt securities for defensive purposes.
Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment
strategies and might prevent the fund from achieving its goal.                                             [ - ]
------------------------------------------------------------------------------------------------------ ---------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time.
Liquidity, market, speculative exposure risks.                                                              10%
------------------------------------------------------------------------------------------------------ ---------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market,
speculative exposure risks.                                                                                 20%
------------------------------------------------------------------------------------------------------ ---------------
ZERO-COUPON BONDS Debt securities that pay no cash income to holders for either an initial period or until maturity and are issued at a discount from maturity value. At maturity, return comes from the difference between purchase price and maturity value. Interest-rate,
market risks.                                                                                              [ - ]
------------------------------------------------------------------------------------------------------ ---------------

(1) The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2) The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                                MEET THE MANAGERS

The Credit Suisse Target Return Team is responsible for the day-to-day management of the fund. The team currently consists of Dilip K. Rasgotra, Winifred Robbins, Jana Benesova-Tuma, John de Garis, Craig Ruch and Ahmed Talhaoui.

DILIP K. RASGOTRA, Managing Director, is the Head of Fixed Income Strategy. In addition, Mr. Rasgotra chairs the Global Investment Policy Group, which sets balanced portfolio allocations, the Global Currency Group, which sets the currency views and the Global Interest Rate Group, which formulates rate policy for all fixed income products for Credit Suisse Asset Management. He joined Credit Suisse Asset Management in 1983 as a fixed income portfolio manager, managing duration and currency portfolios. Mr. Rasgotra holds a B.A. (Honours) in History from Delhi University, India, and a B.Sc. in Economics from The London School of Economics.

WINIFRED ROBBINS, Managing Director, is European Head of Fixed Income. She joined Credit Suisse Asset Management in 1993 as a global fixed income portfolio manager with specific responsibility for US dollar sector and security selection and convertible bonds. Prior to this, Ms. Robbins worked for Smith New Court Far East, where she was a Director. Previously, she was syndicate director at Morgan Grenfell. Ms. Robbins holds a Diploma in Investment Management from the London Business School.

JANA BENESOVA-TUMA, Director, is a senior fixed income portfolio manager responsible for target return strategies and sub-investment grade risk allocation within Credit Suisse Asset Management's regional as well as global portfolios. Ms. Benesova-Tuma also specialises in global emerging market debt in both local currency, external debt and European high yield. She joined Credit Suisse Asset Management in 1992 from Zivnobanka-BHF investment company, where she was an equity portfolio manager/credit analyst for all sectors. Ms. Benesova-Tuma holds an MBA from the Prague School of Economics.

JOHN DE GARIS, Director, is Head of the European Fixed Income. Mr. de Garis joined Credit Suisse Asset Management in 1993 as a portfolio manager with the fixed income, derivative and quantitative asset management team. Previously, he worked at Provident Mutual for four years before joining the quantitative equity management team at M.A.P. Fund Managers. In 1991, Mr. de Garis gained a Higher National Diploma in Business and Finance at Richmond College, U.K.

CRAIG RUCH, CFA, Director, is a portfolio manager responsible for investment grade corporate bonds and a member of the Global Credit Committee. He joined Credit Suisse Asset Management in 2004. Mr. Ruch began his career at Conseco Capital Management, where he worked from 1994 to 2000, most recently as a Second Vice President and co-portfolio manager focusing on investment grade and crossover-credit corporate debt. Subsequently, he was a senior fixed income trader at Salomon Smith Barney, with responsibility for managing investment grade telecommunications and utility debt, from 2000 to 2003; and a senior fixed income trader at Janus Capital Management in 2003 and 2004. Mr. Ruch holds a B.S. in finance from Indiana University.

AHMED TALHAOUI, Vice President, is responsible for managing risk within fixed income portfolios and is responsible for convertible bond research. Prior to joining Credit Suisse Asset Management in 1999, he worked in both Paris and London for JP Morgan developing risk management tools for interest rate markets from 1997. Mr. Talhaoui graduated from the National Applied Mathematics School of Grenoble, France with a Master of Science in Applied Mathematics.

       Job titles indicate positions with Credit Suisse Asset Management.

                              MORE ABOUT YOUR FUND

SHARE VALUATION

         The price of your shares is also referred to as their net asset value
(NAV).

         The NAV of each class of the fund is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. The NAV is calculated by dividing the total assets of each class of the fund, less its liabilities, by the number of shares outstanding in each class.

         The fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, or when the value of a security has been materially affected by events occurring after the relevant market closes, the fund may price those securities at fair value as determined in good faith by or under the direction of the Board of Trustees. Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will also be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless it is determined that using this method would not reflect an investment's fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities.

         Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its prices. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

DISTRIBUTIONS

         As a fund investor, you will receive distributions.

         The fund may earn income from dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

         The fund declares and pays dividends annually. The fund typically distributes capital gains annually, usually in December. The fund may make additional distributions and dividends at other times if necessary for the fund to avoid a federal tax.

         Distributions may be reinvested in additional shares without any initial or deferred sales charge.

         Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker-dealer, financial intermediary or financial institution (each, a "financial representative") or by calling 800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

TAXES

         As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

         As long as the fund meets the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

         Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income.

         If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

         We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING FUND SHARES

         Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

STATEMENTS AND REPORTS

         The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-927-2874.

         CSAM makes available, upon request and without charge, periodic listings of the portfolio securities held by the fund and other statistical characteristics of the fund (such as the fund's industry diversification). This information is made available after each month end on the fund's website www.csam.com/us.

                           CHOOSING A CLASS OF SHARES

         This Prospectus offers you a choice of two classes of shares: Classes A and C. Choosing which of these classes of shares is better for you depends on a number of factors, including the amount and intended length of your investment.

- Class A shares may be a better choice than Class C if you are investing for the long term, especially if you are eligible for a reduced sales charge

- Class C shares permit all of your investment dollars to go to work for you right away, but they have higher expenses than Class A shares and deferred sales charges

- Class C shares may be better for an investor with a shorter time horizon because they have a lower sales charge than Class A shares, but because they have higher annual expenses, Class C shares are generally not appropriate if you are investing for the long term

         We describe Class A and C shares in detail in "Other Shareholder Information." The table below gives you a brief comparison of the main features of each class, which we recommend you discuss with your financial representative. Your financial representative will receive different compensation depending on the class you choose.

--------------------------------------------------------------------------------
                                  MAIN FEATURES
--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
-    Initial sales charge of up to 3.00%

-    Lower sales charge for large purchases

- No charges when you sell shares (except on certain redemptions of shares bought without an initial sales charge)

-    Lower annual expenses than Class C because of lower 12b-1 fee

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
-    No initial sales charge

- Deferred sales charge of 1.00% if you sell shares during the first year of purchase

-    Higher annual expenses than Class A shares because of higher 12b-1 fee

-    No conversion to Class A shares, so annual expenses remain higher
--------------------------------------------------------------------------------

         You may also go to the NASD website, www.nasdr.com, and click on "Understanding Mutual Fund Classes" under "Investor Education: Investor Alerts" for more helpful information on how to select the appropriate class in which to invest.

                            BUYING AND SELLING SHARES

OPENING AN ACCOUNT

         You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.

BUYING AND SELLING SHARES

         The fund is open on those days when the NYSE is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the NYSE (usually 4 p.m. Eastern Time) in order for it to be priced at the day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means your financial representative has received a completed purchase application and payment for shares (as described in this PROSPECTUS). The fund reserves the right to reject any purchase order.

         The minimum initial investment in all classes of the fund is $2,500, and the minimum for additional investments is $100. For IRA accounts, the minimum initial investment amount is $500, and the minimum for additional investments is $100, except the minimum additional investment for electronic transfers (ACH) is $50. Your financial representative may have different minimum investment amount requirements. There are no minimum investment amount requirements for retirement plan programs but the minimum investment amounts do apply to IRA accounts. The fund reserves the right to modify or waive the minimum investment amount requirements.

         The maximum investment amount in Class C shares is $250,000.

         In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.

         You should contact your financial representative to redeem shares of the fund. Your redemption will be processed at the NAV per share next computed after your request is received in proper form. If you own Class C shares or purchased Class A shares without paying an initial sales charge, any applicable CDSC will be applied to the NAV and deducted from your redemption proceeds. The value of your shares may be more or less than your initial investment depending on the NAV of the fund on the day you redeem.

         Your financial representative may impose a minimum account balance required to keep your account open. If your fund account falls below $250 due to redemptions or exchanges, the fund reserves the right to close the account and mail you the proceeds after 60 days' notice. The fund reserves the right to change the minimum account balance requirement after 15 days' notice to current shareholders of any increases. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

EXCHANGING SHARES

         You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund or into a Credit Suisse money market fund. A sales charge differential may apply. Be sure to read the current PROSPECTUS for the new fund.

         The fund reserves the right to

-    reject any purchase order made by means of an exchange from another fund

- change or discontinue its exchange privilege after 60 days' notice to current investors

-    temporarily suspend the exchange privilege during unusual market conditions

         If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed net asset value.

         FOR MORE INFORMATION REGARDING BUYING, SELLING OR EXCHANGING SHARES, CONTACT YOUR FINANCIAL REPRESENTATIVE OR CALL 800-927-2874.

                              SHAREHOLDER SERVICES

AUTOMATIC SERVICES

         Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

         For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

         For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

TRANSFERS/GIFTS TO MINORS

         Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act
(UGMA). Please consult your tax professional about these types of accounts.

                                 OTHER POLICIES

TRANSACTION DETAILS

         You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

         Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic ACH transfer does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

         Uncashed redemption or distribution checks do not earn interest.

SPECIAL SITUATIONS

         The fund reserves the right to:

- refuse any purchase or exchange request, including those from any person or group who, in the fund's view, has engaged or is likely to engage in market timing (i.e., frequent trading of fund shares designed to take advantage of short-term market movements). If the fund rejects an exchange, your redemption will be priced at the next-computed NAV. In determining whether to accept or reject a purchase or exchange request, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. Because market timing may hurt the fund and its shareholders, the fund tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them. The fund's efforts, however, to curb market timing may not be entirely successful. In particular, the fund's ability to monitor trades, including trades by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based-program accounts, among others, may be limited. As a result, the fund may not be able to identify instances of market timing. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), market timing could adversely affect shareholders (through, for example, increased transaction costs, taxable gains to remaining shareholders and losses on the sale of investments).

-    charge a wire-redemption fee

- make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

- suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

- stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                          OTHER SHAREHOLDER INFORMATION

CLASSES OF SHARES AND
SALES CHARGES

         Class A and C shares are identical except in two important ways: (1) each class bears different distribution service fees and sales charges and (2) each class has different exchange privileges. Class A and Class C shareholders have exclusive voting rights relating to their respective class's 12b-1 Plan.

CLASS A SHARES

OFFERING PRICE:

         The offering price for Class A shares is the NAV plus the applicable sales charge (unless you are entitled to a waiver):

                                           INITIAL SALES CHARGE -- CLASS A

----------------------------------------------------- ----------------- ------------------ ---------------------------
                                                         AS A % OF          AS A % OF       COMMISSION TO FINANCIAL
                                                           AMOUNT           OFFERING        REPRESENTATIVE AS A % OF
                  AMOUNT PURCHASED                        INVESTED            PRICE             OFFERING PRICE
----------------------------------------------------- ----------------- ------------------ ---------------------------
Less than $50,000                                         3.09%             3.00%                  2.75%
----------------------------------------------------- ----------------- ------------------ ---------------------------
$50,000 to less than $100,000                             2.04%             2.00%                  1.75%
----------------------------------------------------- ----------------- ------------------ ---------------------------
$100,000 to less than $250,000                            1.01%             1.00%                  0.90%
----------------------------------------------------- ----------------- ------------------ ---------------------------
$250,000 or more                                          0*                0                      0.50% **
----------------------------------------------------- ----------------- ------------------ ---------------------------

* On purchases of $250,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below under "Class A Limited CDSC").

** The distributor may pay a financial representative a fee as follows: up to 0.50% on purchases of up to and including $3 million, up to 0.25% on the next
$47 million, and up to 0.125% on purchase amounts over $50 million.


         The reduced sales charges shown above apply to the total amount of purchases of Class A shares of the fund made at one time by any "purchaser." The term "purchaser" includes:

1. INDIVIDUALS AND MEMBERS OF THEIR IMMEDIATE FAMILIES: an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

2. CONTROLLED COMPANIES: any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

3. RELATED TRUSTS: a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

4. UGMA ACCOUNTS: a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and or an immediate family member.

         If you qualify for reduced sales charges based on purchases you are making at the same time in more than one type of account listed above, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

         All accounts held by any "purchaser" will be combined for purposes of qualifying for reduced sales charges under the Letter of Intent, Right of Accumulation and Concurrent Purchases privileges, which are discussed in more detail below. Your financial representative may not know about all your accounts that own shares of the Credit Suisse Funds. IN ORDER TO DETERMINE WHETHER YOU QUALIFY FOR A REDUCED SALES CHARGE ON YOUR CURRENT PURCHASE, YOU MUST NOTIFY YOUR FINANCIAL REPRESENTATIVE OF ANY OTHER INVESTMENTS THAT YOU OR YOUR RELATED ACCOUNTS HAVE IN THE CREDIT SUISSE FUNDS, such as shares held in an IRA, shares held by a member of your immediate family or shares held in an account at a broker-dealer or financial intermediary other than the financial representative handling your current purchase. For more information about qualifying for reduced sales charges, consult your financial intermediary, which may require that you provide documentation concerning related accounts.

         From time to time, the distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to .25% of the average daily net assets represented by the Class A shares they are servicing.

The initial sales charge is waived for the following shareholders or transactions:

(1)  investment advisory clients of CSAM;

(2) officers, current and former directors of the fund, current and former directors or trustees of other investment companies managed by CSAM or its affiliates, officers, directors and full-time employees of the CSAM affiliates; or the spouse, siblings, children, parents, or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be sold except to the fund);

(3) an agent or broker of a dealer that has a sales agreement with the distributor for his or her own account or an account of a relative of any such person, or any trust or IRA self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(4) shares purchased by (a) registered investment advisers ("RIAs") on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

(5) shares purchased for 401(k) Plans, 403(B) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;

(6) Class A shares acquired when dividends and distributions are reinvested in the fund; and

(7) Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

         If you qualify for a waiver of the sales charge, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

         Reduced initial sales charges are available if you qualify under one of the following privileges:

         LETTER OF INTENT. You can use a letter of intent to qualify for reduced sales charges if you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) in Class A shares of the fund during the next 13 months (based on the public offering price of shares purchased). A letter of intent is a letter you sign under which the fund agrees to impose a reduced sales charge based on your representation that you intend to purchase at least $50,000 of Class A shares of the fund. You must invest at least $1,000 when you submit a Letter of Intent, and you may include purchases of fund shares made up to 90 days before the receipt of the Letter. Letters of Intent may be obtained by contacting your financial representative and should be submitted to the fund's distributor or transfer agent. The 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included. Completing a Letter of Intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), your sales charges will be recalculated to reflect the actual amount of your purchases. You must pay the additional sales charge within 30 days after you are notified or the additional sales charge will be deducted from your account.

         RIGHT OF ACCUMULATION. You may be eligible for reduced sales charges based upon the current net asset value of shares you own in the fund or other Credit Suisse Funds. The sales charge on each purchase of fund shares is determined by adding the current net asset value of all the classes of shares the investor currently holds to the amount of fund shares being purchased. The Right of Accumulation is illustrated by the following example: If an investor holds shares in any Credit Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

         The reduced sales charge is applicable only to current purchases. Your financial representative must notify the transfer agent or the distributor that the account is eligible for the Right of Accumulation.

         CONCURRENT PURCHASES. You may be eligible for reduced sales charges based on concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge on both funds would be reduced to reflect a $50,000 purchase. Your financial representative must notify the transfer agent or the distributor prior to your purchase that you are exercising the Concurrent Purchases privilege.

         REINSTATEMENT PRIVILEGE. If you have redeemed Class A or Class C shares, the Reinstatement Privilege permits shareholders to reinvest the proceeds in Class A or Class C shares, respectively, of the fund or of another Credit Suisse Fund within 30 days from the date of redemption in Class A shares of the fund or of another Credit Suisse Fund without an initial sales charge or a deferred sales charge, as appropriate. Your financial representative must notify the transfer agent or the distributor prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a Limited CDSC paid to the distributor may be credited with the amount of the Limited CDSC in shares of the Credit Suisse Fund at the current net asset value if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.

         CLASS A LIMITED CDSC. A Limited Contingent Deferred Sales Charge ("Limited CDSC") will be imposed by the fund upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at net asset value on a purchase of $250,000 or more and the distributor paid a commission to the financial representative.

         The Limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for fund's prospectus. You will not have to pay a Limited CDSC when you redeem fund shares that you purchased in exchange for shares of another fund, if you paid a sales charge when you purchased that other fund's shares.

         The Limited CDSC will be paid to the distributor and will be equal to the lesser of 0.50% of:

_ the net asset value at the time of purchase of the Class A shares being redeemed; or

_    the net asset value of such Class A shares at the time of redemption.

         For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at the time of purchase of such Class A shares, even if those shares are later exchanged. In the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares into which the Class A shares have been exchanged. The Limited CDSC on Class A shares will be waived on redemptions made pursuant to the fund's automatic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12-month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver.

CLASS C SHARES

         You may choose to purchase Class C shares at the fund's net asset value, although such shares will be subject to a 1.00% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Fund, the CDSC is computed in the manner set forth in the exchanged-for fund's prospectus. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. The CDSC on Class C shares will be assessed in an amount equal to the lesser of the then current NAV or the original purchase price of the shares identified for redemption. Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that you have held the longest. Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% of average daily net assets.

         Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Also, beginning on the first anniversary of the date of purchase, they receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

         The CDSC on Class C shares will be waived for the following shareholders or transactions:

          (1) shares received pursuant to the exchange privilege that are currently exempt from a CDSC;

         (2) redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended);

         (3) redemptions made pursuant to the fund's automatic withdrawal plan, pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12 month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver;

         (4) redemptions related to required minimum distributions from retirement plans or accounts at age 70 1/2, which are required without penalty pursuant to the Internal Revenue Code; and

         (5) redemptions made within one year from the original date of purchase for donor-advised charitable funds advised or sponsored by CSAM or its affiliates.

         Redemptions effected by the fund pursuant to its right to liquidate a shareholder's account with a current net asset value of less than $250 will not be subject to the CDSC.

                                OTHER INFORMATION

ABOUT THE DISTRIBUTOR

         Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for making the fund available to you.

         The fund has adopted 12b-1 Plans for Class A and C shares pursuant to the rules under the 1940 Act. These plans allow the fund to pay distribution and service fees for the sale and servicing of Classes A and C of the fund's shares. Under the plans, the distributor is paid 0.25% and 1.00% of the average daily net assets of the fund's Class A and C shares, respectively. Since these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

         Distribution and service fees on Class A and C shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the fund. The distributor also receives sales charges as compensation for its expenses in selling shares, including the payment of compensation to financial representatives.

         The expenses incurred by the distributor under the 12b-1 Plans for Class A and C shares include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

         The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund--Distribution and Shareholder Servicing" in the SAI.

                              FOR MORE INFORMATION

         More information about the fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

         Includes financial statements, portfolio investments and detailed performance information.

         The ANNUAL REPORT also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

OTHER INFORMATION

         A current SAI which provides more details about the fund is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

         You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

         Please contact Credit Suisse Funds to obtain, without charge, the SAI AND ANNUAL AND SEMIANNUAL REPORTS, and other information and to make shareholder inquiries:

BY TELEPHONE:
800-927-2874

BY FACSIMILE:
888-606-8252

BY MAIL:
Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
66 Brooks Drive
Braintree, MA 02184

ON THE INTERNET:
www.csam.com/us

SEC file number:

Credit Suisse Target Return Fund                        811-_______

P.O. Box 55030, Boston, MA 02205-5030
800-927-2874 - www.csam.com/us                                [LOGO]
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR  [_____]-1-0_04

                             SUBJECT TO COMPLETION,

                                 AUGUST 16, 2004

                       STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE TARGET RETURN FUND

This Statement of Additional Information provides information about Credit Suisse Target Return Fund (the "Fund") that supplements information contained in the Prospectus for the Class A and Class C Shares of the Fund, dated _______ __, 2004, as amended or supplemented from time to time (the "Prospectus").

When issued, the Fund's audited Annual Report for the class of shares it makes available, which either will accompany this Statement of Additional Information or will have previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, is incorporated herein by reference.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus. Copies of the Prospectus and the Annual Report can be obtained by writing or telephoning:

                           Class A and Class C Shares:
                               Credit Suisse Funds
                                 P.O. Box 55030
                              Boston, MA 02205-5030
                                  800-927-2874

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT OBJECTIVE AND POLICIES.............................................1
         General Investment Strategies........................................1
         Strategic and Other Transactions.....................................1
                  Options, Futures and Currency Transactions..................1
                  Securities Options..........................................1
                  Securities Index Options....................................4
                  OTC Options.................................................5
                  Currency Transactions.......................................5
                  Forward Currency Contracts..................................5
                  Currency Options............................................6
                  Currency Hedging............................................6
                  Hedging Generally...........................................7
                  Asset Coverage for Forward Contracts, Options, Futures
                   and Options on Futures.....................................8
                  Options on Swaps ("Swaptions")..............................9
         Futures Activities..................................................10
                  Futures Contracts..........................................10
                  Options on Futures Contracts...............................11
         Money Market Obligations............................................12
                  Temporary Defensive Strategies.............................12
                  Money Market Mutual Funds..................................12
         Convertible Securities..............................................13
         Structured Securities...............................................13
                  Mortgage-Backed Securities.................................13
                  Asset-Backed Securities....................................14
                  Collateralized Mortgage Obligations........................15
                  Structured Notes, Bonds or Debentures......................16
                  Assignments and Participations.............................16
         Interest Rate, Index, Mortgage, Currency and Bond Swaps;
                    Interest Rate Caps, Floors and Collars...................17
         Credit Derivatives..................................................18
         Foreign Investments.................................................19
                  Foreign Currency Exchange..................................19
                  Information................................................20
                  Political Instability......................................20
                  Foreign Markets............................................20
                  Increased Expenses.........................................20
                  Foreign Debt Securities....................................20
                  Privatizations.............................................21
                  Brady Bonds................................................21
         U.S. Government Securities..........................................22
         Municipal Obligations...............................................22
         Alternative Minimum Tax Bonds.......................................23

         Securities of Other Investment Companies............................23
         Investment Grade Securities.........................................24
         Below Investment Grade Securities...................................24
         Emerging Markets....................................................26
         Lending Portfolio Securities........................................27
         Repurchase Agreements...............................................28
         Reverse Repurchase Agreements and Dollar Rolls......................28
         Zero Coupon Securities..............................................29
         Government Zero Coupon Securities...................................29
         Variable and Floating Rate Securities and Master Demand Notes.......29
         Senior Loans........................................................30
         Event-Linked Bonds..................................................32
         Delayed Funding Loans and Revolving Credit Facilities...............32
         When-Issued Securities and Delayed-Delivery Transactions............33
         To-Be-Announced Mortgage-Backed Securities..........................33
         Stand-By Commitment Agreements......................................34
         Warrants............................................................35
         Non-Publicly Traded and Illiquid Securities.........................35
                  Rule 144A Securities.......................................36
         Borrowing...........................................................37
INVESTMENT RESTRICTIONS......................................................37
PORTFOLIO VALUATION..........................................................39
PORTFOLIO TRANSACTIONS.......................................................40
PORTFOLIO TURNOVER...........................................................42
MANAGEMENT OF THE FUND.......................................................43
         Officers and Board of Trustees......................................43
         Ownership in Securities of the Fund and Fund Complex................47
         Committees and Meetings of Trustees.................................47
         Trustees' Compensation..............................................49
         Investment Adviser, Sub-Investment Adviser and Co-Administrators....50
                  Investment Advisory Agreement..............................50
                  Sub-Advisory Agreement.....................................51
                  Board Approval of Advisory Agreements......................52
                  Co-Administration Agreements...............................53
         Code of Ethics......................................................53
         Custodian and Transfer Agent........................................54
         Proxy Voting Policies and Procedures................................54
         Organization of the Fund............................................54
         Distribution and Shareholder Servicing..............................56
                  Distributor................................................56
                  Class A and Class C Shares.................................56
                  General....................................................57
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................57
         Initial Sales Charge-- Class A......................................58
                  Initial Sales Charges Waivers..............................60

         Redemptions.........................................................60
                  Automatic Cash Withdrawal Plan.............................61
EXCHANGE PRIVILEGE...........................................................61
ADDITIONAL INFORMATION CONCERNING TAXES......................................62
         The Fund............................................................62
         Special Tax Considerations..........................................64
                  Zero Coupon Securities.....................................64
                  Constructive Sales.........................................65
                  Straddles..................................................65
                  Options and Section 1256 Contracts.........................65
                  Swaps    ..................................................66
                  Foreign Currency Transactions..............................66
                  Foreign Taxes..............................................67
         Taxation of U.S. Shareholders.......................................67
                  Dividends and Distributions................................67
                  Sales of Shares............................................69
                  Backup Withholding.........................................69
                  Notices  ..................................................70
                  Other Taxation.............................................70
INDEPENDENT AUditors AND COUNSEL.............................................70
FINANCIAL STATEMENTS.........................................................70
APPENDIX A - PROXY VOTING POLICY............................................A-1
APPENDIX B - DESCRIPTION OF RATINGS.........................................B-1
APPENDIX C - SPECIAL FEE ARRANGEMENTS.......................................C-1
APPENDIX D - REPORT OF INDEPENDENT ACCOUNTANTS..............................D-1

                        INVESTMENT OBJECTIVE AND POLICIES

                  The following information supplements the discussion of the Fund's investment objective and policies in the Prospectus. There are no assurances that the Fund will achieve its investment objective.

                  The investment objective of the Fund is absolute (positive) returns over a medium- to long-term period. The Fund seeks to achieve an absolute annual return of six-month U.S. dollar London Interbank Offered Rate ("LIBOR") + 200 basis points, gross of fees (__% as of the date of the Prospectus). There is no guarantee that this target return, or any positive return, will be achieved. The Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The Fund may invest in fixed-income securities of issuers in any economic sector or region, and the Fund may invest in fixed-income securities of any credit quality.

                  The Fund's 80% investment policy will not be applicable during periods when the Fund pursues a temporary defensive strategy, as discussed below. The Fund's investment objective and 80% investment policy may be changed by the Fund's Board of Trustees (the "Board") on 60 days' notice to shareholders. The Fund's current target return may be changed by the Board at any time without notice to shareholders.

General Investment Strategies
-----------------------------

                  Unless otherwise indicated, the Fund is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on the Fund's ability to invest in debt securities will not be applicable during periods when the Fund pursues a temporary defensive strategy as discussed below.

                  The Fund does not represent that these techniques are available now or will be available at any time in the future.

Strategic and Other Transactions
--------------------------------

                  Options, Futures and Currency Transactions. The Fund may purchase and write (sell) options on securities, securities indices and currencies for both hedging purposes and to increase total return. The Fund may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation. Up to 15% of the Fund's total assets may be at risk in connection with investing in options on securities, securities indices and, if applicable, currencies. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation. Options may be traded on an exchange or over-the-counter ("OTC").

                 Securities Options. The Fund may write covered put and call options on debt securities, and the Fund may purchase such options that are traded on foreign and

U.S. exchanges, as well as OTC options. The Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

                  The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

                  The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). When the Fund writes call options, it retains the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

                  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

                  Additional risks exist with respect to certain of the securities for which the Fund may write covered call options. For example, if the Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

                  Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (i) in-the-money call options when Credit Suisse Asset Management, LLC, the

Fund's investment adviser ("CSAM"), or Credit Suisse Asset Management Limited (U.K.), the Fund's sub-investment adviser (together with CSAM, the "Adviser"), expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

                  Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction (the Fund would not be deemed to own an option as a result of the transaction). So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

                  There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Fund's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Fund. The Fund, however, will purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

                  Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Fund will be able to purchase on a particular security.

                  Securities Index Options. The Fund may purchase and write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

                  Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple.

The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

                  OTC Options. The Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

                  Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Fund. Until the Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

                  Currency Transactions. The value in U.S. dollars of the assets of the Fund that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies and may be entered into for hedging purposes or to seek to enhance total return (speculation). The Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market,
(ii) through entering into currency futures contracts or options on such contracts (as described below), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

                  Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

                  At or before the maturity of a forward contract entered into to hedge against currency fluctuations with respect to a portfolio security, the Fund may either sell the portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

                  Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Fund. To the extent the Fund engages in forward currency contracts to generate current income, the Fund will be subject to these risks which the Fund might otherwise avoid (e.g., through use of hedging transactions).

                  Currency Options. The Fund may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price that is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price that is expected to be lower than the spot price of the currency at the time the option is exercised.

                  Currency Hedging. The Fund will, under normal conditions, hedge at least 70% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

                  A decline in the U.S. dollar value of a foreign currency in which the Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, the Fund may purchase foreign currency put options. If the value of the foreign currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Instead, profit to the currency trader is included in the purchase price. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

                  While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against a price decline if the issuer's creditworthiness deteriorates.

                  Hedging Generally. In addition to entering into options and futures transactions for other purposes, including generating current income to offset expenses or increase return, the Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options and futures transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

                  In hedging transactions based on an index, whether the Fund will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if the markets do not move as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by the Adviser still may not result in a successful hedging transaction.

                  The Fund will engage in hedging transactions only when deemed advisable by the Adviser, and successful use by the Fund of hedging transactions will be subject to the Adviser's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

                  To the extent that the Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Fund may be unable to close out a position without incurring substantial losses, if at all. The Fund is also subject to the risk of a default by a counterparty to an off-exchange transaction.

                  Asset Coverage for Forward Contracts, Options, Futures and Options on Futures. The Fund will comply with guidelines established by the U.S. Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts, options written by the Fund on currencies, securities and indexes, and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                  For example, a call option written by the Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund may require the Fund to segregate assets (as described above) equal to the exercise price. The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If the Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

                  OPTIONS ON SWAPS ("SWAPTIONS"). The Fund may purchase and sell put and call options on swap agreements, commonly referred to as swaptions. The Fund will enter into such transactions for hedging purposes or to seek to increase total return. Swaptions are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the SEC or the Commodity Futures Trading Commission (the "CFTC").

                  The buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

                  As with other options on securities, indices, or futures contracts, the price of any swaption will reflect both an intrinsic value component, which may be zero, and a time premium component. The intrinsic value component represents what the value of the swaption would be if it were immediately exercisable into the underlying interest rate swap. The intrinsic value component measures the degree to which an option is in-the-money, if at all. The time premium represents the difference between the actual price of the swaption and the intrinsic value.

                  The pricing and valuation terms of swaptions are not standardized and there is no clearinghouse whereby a party to the agreement can enter into an offsetting position to close out a contract. Swaptions must thus be regarded as inherently illiquid.

                  The use of swaptions, as the foregoing discussion suggests, is subject to risks and complexities beyond what might be encountered with investing directly in the securities and other traditional investments that are the referenced asset for the swap or other standardized, exchange traded options and futures contracts. Such risks include operational risks, valuation risks, credit risks, and/or counterparty risk (i.e., the risk that the counterparty cannot or will not perform its obligations under the agreement). In addition, at the time the swaption reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Fund.

                  While the Fund may utilize swaptions for hedging purposes or to seek to increase total return, their use might result in poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell or pledge a portion of its underlying portfolio of securities in order to meet daily mark-to-market collateralization requirements at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Fund's portfolio holdings and swaptions entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Further, the Fund's use of swaptions to reduce risk involves costs and will be subject to CSAM's ability to predict correctly changes in interest rate relationships or other factors. No assurance can be given that CSAM's judgment in this respect will be correct.

Futures Activities

                  The Fund may enter into foreign currency, interest rate and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or consistent with CFTC regulations on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

                  These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies. The Fund is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

                  Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes that reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

                  No consideration is paid or received by the Fund upon entering into a futures contract. Instead, the Fund is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund will also incur brokerage costs in connection with entering into futures contracts.

                  At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance.

                  Options on Futures Contracts. The Fund may purchase and write put and call options on foreign currency, interest rate and securities index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

                  An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

Money Market Obligations

                  The Fund may invest without limit in short-term money market obligations having remaining maturities of less than one year at the time of purchase. These short-term instruments consist of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities ("Government Securities"); bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments or, if unrated, deemed by CSAM to be high quality investments; commercial paper rated no lower than A-3 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-3 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; obligations of foreign governments, their agencies or instrumentalities; and repurchase agreements with respect to portfolio securities. A description of S&P's and Moody's ratings is in Appendix B to this Statement of Additional Information.

                  Temporary Defensive Strategies. For temporary defensive purposes, the Fund may invest without limit in short-term money market obligations.

                  Money Market Mutual Funds. The Fund may invest up to 25% of its assets in securities of money market mutual funds, including those that are affiliated with the Fund or CSAM, when CSAM believes that it would be beneficial to the Fund and appropriate considering the factors of return and liquidity. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Fund's management fees and other expenses with respect to assets so invested.

                  Convertible Securities

                  The Fund may invest up to 25% of its net assets in convertible debt securities. Convertible securities in which the Fund may invest may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by the Fund, convertible securities may cease to be rated. This event will not require sale of such securities, although the Adviser will consider such event in its determination of whether the Fund should continue to hold the securities. Depending on market conditions, the Fund expects to dispose of any equity securities received upon conversion of convertible debt securities within three months of conversion.

                  Structured Securities

                  The Fund may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage- and asset- backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

                  Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and certain foreign issuers, as well as non-governmental issuers. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

                  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable fixed-rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Fund's yield.

                  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

                  Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

                  Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

                  Collateralized Mortgage Obligations. The Fund may purchase collateralized mortgage obligations ("CMOs") issued or guaranteed by the U.S. government, its agencies or instrumentalities (including those issued by GNMA, FNMA and FHLMC) and by private issuers. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (collectively, "Mortgage Assets"). Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay the debt service on the CMOs.

                  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

                  Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest only ("IO") and principal only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying Mortgage Assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying Mortgage Assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases and vice versa.

                  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

                  Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates - i.e., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse IO class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

                  Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

                  Assignments and Participations. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity (a "Borrower") and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by CSAM to be creditworthy.

                  When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

                  There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Participations or Assignments when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

                  Interest Rate, Index, Mortgage, Currency and Bond Swaps; Interest Rate Caps, Floors and Collars

                  The Fund may enter into swaps relating to interest rates, securities indexes, mortgages, currencies and individual bonds and interest rate caps, floors and collars for hedging purposes or to seek to increase total return (speculation). Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. A bond swap involves the exchange of streams of payments computed by reference to a notional amount based on the performance of a single bond. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

                  The Fund will enter into interest rate, index, mortgage and bond swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index, mortgage and bond swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to these types of swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index, mortgage or bond swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by the Fund under an interest rate, index, mortgage or bond swap and the entire amount of the payment stream payable by the Fund under a currency swap or an interest rate cap, floor or collar are held in a segregated account consisting of cash or liquid securities, the Fund and CSAM believe that swaps do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act") and, accordingly, will not treat them as being subject to the Fund's borrowing restriction.

                  The Fund will not enter into interest rate, index, mortgage, currency or bond swaps or interest rate cap, floor or collar transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's or, if unrated by such rating organizations, determined to be of comparable quality by CSAM.

Credit Derivatives

                  The Fund may enter into credit derivative transactions, either to hedge credit exposure or to gain exposure to an issuer or group of issuers more economically than can be achieved by investing directly in debt securities. Credit derivatives fall into two broad categories: credit default swaps and market spread swaps, both of which can reference either a single issuer or obligor or a portfolio of debt securities. In a credit default swap, which is the most common form of credit derivative, the purchaser of credit protection makes a periodic payment to the seller (swap counterparty) in exchange for a payment by the seller should a referenced security or loan, or a specified portion of a portfolio of such instruments, default during the life of the swap agreement. If there were a default event as specified in the swap agreement, the buyer either (i) would receive from the seller the difference between the par (or other agreed-upon) value of the referenced instrument(s) and the then-current market value of the instrument(s) or (ii) have the right to make delivery of the reference instrument to the counterparty. If there were no default, the buyer of credit protection would have spent the stream of payments and received no benefit from the contract. Market spread swaps are based on relative changes in market rates, such as the yield spread between a debt security and a benchmark Treasury security, rather than default events.

                  In a market spread swap, two counterparties agree to exchange payments at future dates based on the spread between a reference security (or index) and a benchmark security (or index). The buyer (fixed-spread payer) would receive from the seller (fixed-spread receiver) the difference between the market rate and the reference rate at each payment date, if the market rate were above the reference rate. If the market rate were below the reference rate, then the buyer would pay to the seller the difference between the reference rate and the market rate. The Fund may utilize market spread swaps to "lock in" the yield (or price) of a security or index without having to purchase the reference security or index. Market spread swaps may also be used to mitigate the risk associated with a widening of the spread between the yield or price of a security in the Fund's portfolio relative to a benchmark Treasury security. Market spread options, which are analogous to swaptions, give the buyer the right but not the obligation to buy (in the case of a call) or sell (in the case of a put) the referenced market spread at a fixed price from the seller. Similarly, the seller of a market spread option has the obligation to sell (in the case of a call) or buy (in the case of a put) the referenced market spread at a fixed price from the buyer. Credit derivatives are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the CFTC or the SEC.

                  Investment in credit derivatives carries certain risks, including counterparty risk. Credit derivatives are contracts between a buyer and a seller (the counterparties) of credit protection. While credit derivatives are collateralized, there is risk that a counterparty will fail to make payments due under the terms of the contract at a time when there is insufficient collateral to compensate the Fund for the full value of the contact. Credit derivatives also do not provide any voting rights, although the delivery of an underlying reference obligation may provide such rights. Credit derivatives may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt, or common stocks.

Foreign Investments

                  Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

                  Foreign Currency Exchange. Since the Fund may invest in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Transactions" and "Futures Activities" above.

                  Information. Many of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

                  Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

                  Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

                  Increased Expenses. The operating expenses of the Fund, to the extent it invests in foreign securities, may be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Fund, such as the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, custodial costs, valuation costs and communication costs, may be higher than those costs incurred by other investment companies not investing in foreign securities. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

                  Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of the country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

                  The foreign government securities in which the Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

                  Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

                  Privatizations. The Fund may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

                  Brady Bonds. The Fund may invest in so-called "Brady Bonds." Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the OTC secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative and subject to, among other things, the risk of default.

                  Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

                  Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

U.S. Government Securities

                  The Fund may invest in Government Securities. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Fund may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported solely by the credit of the instrumentality or government-sponsored enterprise. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

Municipal Obligations

                  Under normal circumstances, the Fund may invest in "Municipal Obligations." Municipal Obligations are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal Obligations are issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from regular federal income tax.

                  The two principal types of Municipal Obligations, in terms of the source of payment of debt service on the bonds, consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Consequently, the credit quality of revenue bonds is usually directly related to the credit standing of the user of the facility involved.

                  There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Obligations may cease to be rated or its rating may be reduced. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See Appendix B for further information concerning the ratings of Moody's and S&P and their significance.

                  Among other instruments, the Fund may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

                  Municipal Obligations are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Obligations may be materially affected.

Alternative Minimum Tax Bonds

                  The Fund may invest without limit in "Alternative Minimum Tax Bonds," which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate "alternative minimum tax." The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by the Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds. At present, the Fund does not intend to purchase Alternative Minimum Tax Bonds.

Securities of Other Investment Companies

                  The Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, the Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Fund's total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Investment Grade Securities

                  The Fund may invest without limit in investment grade debt securities. Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, or if unrated, are determined by the Adviser to be of comparable quality. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

                  Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix B to this Statement of Additional Information.

                  Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by the Fund, it may cease to be rated or its rating may be reduced. Neither event will require the sale of such securities, although the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. The Adviser may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

Below Investment Grade Securities

                  The Fund may invest up to 50% of its net assets in fixed income securities rated below investment grade and as low as C by Moody's or D by S&P, and in comparable unrated securities. A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by the Adviser. Bonds rated in the fourth highest grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Fund's holdings of debt securities rated below investment grade (commonly referred to as "junk bonds") may be rated as low as C by Moody's or D by S&P at the time of purchase, or may be unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's comprise the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date. Bonds rated below investment grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality.

                  An economic recession could disrupt severely the market for below investment grade securities and may adversely affect the value of below investment grade securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

                  The Fund may have difficulty disposing of certain of these securities because there may be a thin trading market. Because there is no established retail secondary market for many of these securities, the Fund anticipates that these securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating its net asset value.

                  Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. Neither event will require the sale of such securities by the Fund, although the Adviser will consider such event in its determination of whether the Fund should continue to hold the securities. The Fund may invest in securities rated as low as C by Moody's or D by S&P and in unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date.

                  Securities rated below investment grade and comparable unrated securities: (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Issuers of medium- and lower-rated securities and unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

                  An economic recession could disrupt severely the market for medium- and lower-rated securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating its net asset value.

                  The market value of securities in medium- and lower-rated categories is also more volatile than that of higher quality securities. Factors adversely impacting the market value of these securities will adversely impact the Fund's net asset value. The Fund will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer. In this evaluation, in addition to relying on ratings assigned by Moody's or S&P, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Interest rate trends and specific developments which may affect individual issuers will also be analyzed. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

Emerging Markets

                  The Fund may invest up to 50% of its net assets in securities of issuers located in or conducting a majority of their business in "emerging markets" or companies whose securities trade primarily in "emerging markets." An emerging market is any country (i) generally considered to be an emerging or developing country by the United Nations or by the World Bank and the International Finance Corporation ("IFC"); (ii) included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index; or
(iii) having a per-capita gross national product of $2,000 or less. Under this definition, most countries of the world (other than the U.S., Canada, Western European countries, Japan, Australia and New Zealand) are considered emerging markets.

                  Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities generally, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investments include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Lending Portfolio Securities

                  The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3 of the Fund's total assets taken at value (including the loan collateral). Loans of portfolio securities will be collateralized by cash or liquid securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

                  By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of underlying securities. Any loans of the Fund's securities will be fully collateralized and marked to market daily.

                  The Fund and CSAM have received an order of exemption (the "Order") from the SEC to permit certain affiliates of CSAM to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of CSAM, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that the securities lending program does not involve overreaching by CSAM or any of its affiliates. These conditions include percentage limitations on the amount of the Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that the Fund will invest in the Investment Funds at the same price as each other fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

Repurchase Agreements

                  The Fund may invest up to 20% of its total assets in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, the Fund would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Fund enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements and Dollar Rolls

                  The Fund may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Fund enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

                  The Fund also may enter into "dollar rolls," in which the Fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Fund enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

                  Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Zero Coupon Securities

                  The Fund may invest without limit in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so. See "Additional Information Concerning Taxes." At present, the U.S. Treasury and certain U.S. agencies issue stripped Government Securities. In addition, a number of banks and brokerage firms have separated the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments.

Government Zero Coupon Securities

                  The Fund may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as "Government zero coupon securities").

Variable and Floating Rate Securities and Master Demand Notes

                  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

                  The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

                  The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

                  Variable rate demand notes ("VRDNs") are obligations issued by corporate or governmental entities which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to every six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

                  Master demand notes are notes which provide for a periodic adjustment in the interest rate paid (usually tied to the Treasury Bill auction rate) and permit daily changes in the principal amount borrowed. While there may be no active secondary market with respect to a particular VRDN purchased by the Fund, the Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the VRDN involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

Senior Loans

                  The Fund may invest in senior floating rate debt securities and interests in senior floating rate loans ("Senior Loans") made to or issued by U.S. or non-U.S. banks or other corporations. These loans are often referred to as leveraged loans. Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by an asset-backed pool or other issuers, as well as interests therein. Loan interests generally take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of, or participations in a Senior Loan acquired in secondary markets (see "Structured Securities--Assignments and Participations" above).

                  Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as LIBOR) plus a premium.

Although Senior Loans are typically of below investment grade quality, they tend to have more favorable recovery rates than other types of below investment grade quality debt obligations. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of Lenders. The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders. A financial institution's employment as an Agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.

                  The Fund may purchase "assignments" of Senior Loans from Lenders and "participations" in Senior Loans (see "Structured
Securities--Assignments and Participations" above).

                  Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Senior Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower's obligation, or that such collateral could be liquidated. Also, the Fund may invest in Senior Loans that are unsecured.

                  Senior Loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price.

                  Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. The effect of prepayments on the Fund's performance may be mitigated by the receipt of prepayment fees and the Fund's ability to reinvest prepayments in other Senior Loans that have similar or identical yields.

Event-Linked Bonds

                  The Fund may invest in "event-linked bonds." Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

                  Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Delayed Funding Loans and Revolving Credit Facilities

                  The Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.

                  The Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of other portfolio investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by the Fund.

When-Issued Securities and Delayed-Delivery Transactions

                  The Fund may utilize up to 20% of its net assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if the Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

                  When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

To-Be-Announced Mortgage-Backed Securities

                  As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a "TBA") at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund. For a further description of mortgage-backed securities, see "Structured Securities--Mortgage-Backed Securities" above.

Stand-By Commitment Agreements

                  The Fund may invest in "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified securities at a specified price. The Fund's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Fund may also be referred to as "put" options. A stand-by commitment is not transferable by the Fund, although the Fund can sell the underlying securities to a third party at any time.

                  The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the Adviser, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

                  The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

                  The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.

                  The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

                  The Fund will at all times maintain a segregated account with its custodian consisting of cash or liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of the purchase price. The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

                  The Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Obligations acquired subject to a stand-by commitment and the interest on the Municipal Obligations will be tax-exempt to the Fund.

Warrants

                  The Fund may utilize up to 10% of its net assets to purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a warrant is outstanding at the time the warrant is issued or is issued together with the warrant.

                  Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights, except for the right to purchase the underlying security.

Non-Publicly Traded and Illiquid Securities

                  The Fund may invest up to 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, VRDNs and master demand notes providing for settlement upon more than seven days notice by the Fund, and time deposits maturing in more than seven calendar days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. The Fund's investment in illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

                  Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD Inc.

                  An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Fund's Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, CSAM may consider, inter alia, the following factors: (i) the unregistered nature of the security;
(ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                  Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

Borrowing

                  The Fund may borrow up to 33 1/3 of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the Fund's net assets. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

                            INVESTMENT RESTRICTIONS

                  The investment limitations numbered 1 through 9 may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 10 through 12 may be changed by a vote of the Board at any time.

                  The Fund may not:

                  1. Borrow money except to the extent permitted under the 1940 Act.

                  2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

                  3. Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

                  4. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

                  5. Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.

                  6. Purchase more than 10% of the voting securities of any one issuer; provided that this limitation shall not apply to investments in U.S. government securities and except that 25% of the value of the Fund's total assets can be invested without regard to this limitation.

                  7. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes, may purchase and sell currencies or securities on a forward commitment or delayed-delivery basis and may purchase and sell interest rate, securities-related or foreign currency-related hedging instruments, swap agreements and other derivative instruments.

                  8. Issue any senior security except as permitted in these Investment Restrictions.

                  9. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. government securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

                  10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, options on futures contracts, swaps and other derivative instruments.

                  11. Invest more than 15% of the value of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days, (b) VRDNs and master demand notes providing for settlement upon more than seven days notice by the Fund and (c) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

                  12. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.

                  If a percentage restriction (other than the percentage limitation set forth in No. 1 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

                               PORTFOLIO VALUATION

                  The following is a description of the procedures used by the Fund in valuing its assets.

                  Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service") at the time of valuation. If there are no such quotations or such quotations are not considered valid or reliable, the security will be valued at its fair value as determined in good faith by or under the direction of the Board. Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

                  If a Pricing Service is not able to supply a price for a debt security, the value of the security will be determined by taking the mean between the bid and the asked quotations provided by a single broker or dealer, unless the broker or dealer can only provide a bid quotation, in which case the value shall be such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

                  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

                  Securities, options, futures contracts and other assets that cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value. If the value of a security has been materially affected by events occurring after the relevant market closes, but before the Fund calculates its net asset value, the Fund may price those securities at fair value as determined in good faith in accordance with procedures approved by the Board.

                  Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days that are not business days in New York and days on which the Fund's net asset value is not calculated. As a result, calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board.

                             PORTFOLIO TRANSACTIONS

                  CSAM is responsible for establishing, reviewing and, where necessary, modifying the Fund's investment program to achieve its investment objective. CSAM has retained Credit Suisse Asset Management Limited (U.K.) ("CSAM U.K." or the "Sub-Adviser") to act as sub-adviser for the Fund. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. Government securities are generally purchased from underwriters or dealers, although certain newly issued government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of government securities.

                  The Adviser will select portfolio investments and effect transactions for the Fund. In selecting broker-dealers, the Adviser does business exclusively with those broker-dealers that, in the Adviser's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, the Adviser will pay no more for execution and research services that it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet the Adviser's standards may be higher than for execution services alone or for services that fall below the Adviser's standards. The Adviser believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, the Adviser will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of
Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services. Research received from brokers or dealers is supplemental to the Adviser's own research program.

                  All orders for transactions in securities or options on behalf of the Fund are placed by the Adviser with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc., the Fund's distributor and an affiliate of CSAM ("CSAMSI"), and affiliates of Credit Suisse Group ("Credit Suisse"). The Fund may utilize CSAMSI or affiliates of Credit Suisse in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

                  Investment decisions for the Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

                  In no instance will portfolio securities be purchased from or sold to CSAM, CSAM U.K., CSFB or any affiliated person of such companies, except as permitted by SEC exemptive order or by applicable law. In addition, the Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

                  Transactions for the Fund may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

                  The Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

                               PORTFOLIO TURNOVER

                  The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

                  Certain practices that may be employed by the Fund could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what CSAM believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. In addition, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of the Fund may be higher than mutual funds having a similar objective that do not utilize these strategies.

                  It is not possible to predict the Fund's portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, higher dealer markups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders.

                             MANAGEMENT OF THE FUND

Officers and Board of Trustees

                  The business and affairs of the Fund is managed by a Board of Trustees in accordance with the laws of the State of Delaware. The Board approves all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, sub-investment adviser, custodian and transfer agent. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board.

                  The names and birth dates of the Fund's Trustees and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
                                                                                         Number of
                                                                                         Portfolios
                                                                                         in Fund
                                                   Term of                               Complex
                                    Position(s)    Office1 and   Principal               Overseen     Other
Name, Address and                   Held with      Length of     Occupation(s) During    by           Directorships
Date of Birth                       Fund           Time Served   Past Five Years         Trustee      Held by Trustee
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
INDEPENDENT TRUSTEES
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
Richard H. Francis                  Trustee,       Since Fund    Currently retired       44           None
c/o Credit Suisse Asset             Nominating     inception
Management, LLC                     and Audit
466 Lexington Avenue                Committee
New York, New York 10017-3140       Member

Date of Birth:  4/23/32
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
Jeffrey E. Garten                   Trustee,       Since Fund    Dean of Yale School of  43           Director of Aetna,
Box 208200                          Nominating     inception     Management and William               Inc. (insurance
New Haven, Connecticut  06520-8200  and Audit                    S. Beinecke Professor                company); Director
                                    Committee                    in the Practice of                   of Calpine
Date of Birth:  10/29/46            Member                       International Trade                  Corporation
                                                                 and Finance (from                    (energy provider);
                                                                 November 1995 to                     Director of CarMax
                                                                 present)                             Group (used car
                                                                                                      dealers)
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
Peter F. Krogh                      Trustee,       Since Fund    Dean Emeritus and       43           Director of
301 ICC                             Nominating     inception     Distinguished                        Carlisle Companies
Georgetown University               Committee                    Professor of                         Incorporated
Washington, DC 20057                Chairman and                 International Affairs                (diversified
                                    Audit                        at the Edmund A. Walsh               manu-facturing
Date of Birth:  2/11/37             Committee                    School of Foreign                    company); Member
                                    Member                       Service, Georgetown                  of Selection
                                                                 University; Moderator                Committee for
                                                                 of PBS foreign affairs               Truman Scholars
                                                                 television series from               and Henry Luce
                                                                 1998 to 2000                         Scholars;  Senior
                                                                                                      Associate of
                                                                                                      Center for
                                                                                                      Strategic and
                                                                                                      International
                                                                                                      Studies; Trustee
                                                                                                      of numerous world
                                                                                                      affairs
                                                                                                      organizations
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------

------------------
1     Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.


                                       43

----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
                                                                                         Number of
                                                                                         Portfolios
                                                                                         in Fund
                                                   Term of                               Complex
                                    Position(s)    Office1 and   Principal               Overseen     Other
Name, Address and                   Held with      Length of     Occupation(s) During    by           Directorships
Date of Birth                       Fund           Time Served   Past Five Years         Trustee      Held by Trustee
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
James S. Pasman, Jr.                Trustee,       Since Fund    Currently retired       45           Director of
c/o Credit Suisse Asset             Nominating     inception                                          Education
Management, LLC                     and Audit                                                         Management Corp.
466 Lexington Avenue                Committee
New York, New York                  Member
10017-3140

Date of Birth:  12/20/30
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
Steven N. Rappaport                 Trustee,       Since Fund    Partner of Lehigh       45           None
Lehigh Court LLC                    Nominating     inception     Court, LLC and RZ
40 East 52nd Street                 Committee                    Capital (private
New York, New York 10022            Member and                   investment firms) from
                                    Audit                        July 2002 to present;
Date of Birth:  7/10/48             Committee                    Independent Consultant
                                    Chairman                     to SunGuard Securities
                                                                 Finance, Inc. from
                                                                 February 2002 to July
                                                                 2002; President of
                                                                 SunGuard Securities
                                                                 Finance, Inc. from
                                                                 2001 to February 2002;
                                                                 President of Loanet,
                                                                 Inc. (on-line
                                                                 accounting service)
                                                                 from 1997 to 2001
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------

                                       44

----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
                                                                                         Number of
                                                                                         Portfolios
                                                                                         in Fund
                                                   Term of                               Complex
                                    Position(s)    Office1 and   Principal               Overseen     Other
Name, Address and                   Held with      Length of     Occupation(s) During    by           Directorships
Date of Birth                       Fund           Time Served   Past Five Years         Trustee      Held by Trustee
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
INTERESTED TRUSTEE
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
Michael E. Kenneally2               Trustee,       Since Fund    [Chairman and Global    50           [  ]
Credit Suisse Asset Management, LLC Chairman of    inception     Chief Executive
466 Lexington Avenue                the Board,                   Officer of CSAM since
New York, New York                  Chief                        April 2003; President
10017-3140                          Executive                    of Investment
                                    Officer and                  Management and Chief
Date of Birth:  03/30/54            President                    Investment Officer of
                                                                 Bank of America, N.A.
                                                                 from 1997 to March
                                                                 2003; Chairman and
                                                                 Chief Investment
                                                                 Officer of Banc of
                                                                 America Capital
                                                                 Management from 1998
                                                                 to March 2003.]
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------
William W. Priest, Jr.3             Trustee        Since Fund    Chief Executive         50           Global Wireless,
Epoch Investment Partners, Inc.                    inception     Officer of J Net                     LLC (maritime
667 Madison Avenue                                               Enterprises, Inc.                    communications
New York, New York  10021                                        (technology holding                  company); InfraRed
                                                                 company) since June                  X (medical device
Date of Birth:  9/24/41                                          2004; Chief Executive                company); J Net
                                                                 Officer of Epoch                     Enterprises, Inc.
                                                                 Investment Partners,
                                                                 Inc. since April 2004;
                                                                 Co-Managing Partner of
                                                                 Steinberg
                                                                 Priest & Sloane
                                                                 Capital
                                                                 Management from
                                                                 2001 to March
                                                                 2004; Chairman
                                                                 and Managing
                                                                 Director of
                                                                 CSAM from 2000
                                                                 to February
                                                                 2001, Chief
                                                                 Executive
                                                                 Officer and
                                                                 Managing
                                                                 Director of
                                                                 CSAM from 1990
                                                                 to 2000
----------------------------------- -------------- ------------- ----------------------- ------------ -------------------


------------------
2     Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

3 Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended December 31, 2002).

OFFICERS
----------------------------------- -------------- ------------- -----------------------
Hal Liebes                          Vice           Since Fund    Managing Director and
Credit Suisse Asset Management,     President and  inception     Global General Counsel
LLC                                 Secretary                    of CSAM; Associated
466 Lexington Avenue                                             with CSAM since 1997;
New York, NY  10017-3140                                         Officer of other
Date of Birth:  7/6/64                                           Credit Suisse Funds
----------------------------------- -------------- ------------- -----------------------
Michael A. Pignataro                Treasurer and  Since Fund    Director and Director
Credit Suisse Asset Management,     Chief          inception     of Fund Administration
LLC                                 Financial                    of CSAM; Associated
466 Lexington Avenue                Officer                      with CSAM since 1984;
New York, NY  10017-3140                                         Officer of other
                                                                 Credit Suisse Funds
Date of Birth:  11/15/59
----------------------------------- -------------- ------------- -----------------------
J. Kevin Gao                        Assistant      Since Fund    Vice President and
Credit Suisse Asset Management,     Secretary      inception     legal counsel of CSAM;
LLC                                                              Associated with CSAM
466 Lexington Avenue                                             since July 2003;
New York, NY  10017-3140                                         Associated with the
                                                                 law firm of Willkie
Date of Birth:  10/13/67                                         Farr & Gallagher LLP
                                                                 from 1998 to 2003;
                                                                 officer of other
                                                                 Credit Suisse Funds
----------------------------------- -------------- ------------- -----------------------
Robert M. Rizza                     Assistant      Since Fund    Assistant Vice
Credit Suisse Asset Management,     Treasurer      inception     President of CSAM;
LLC                                                              Associated with CSAM
466 Lexington Avenue                                             since 1998; Officer of
New York, NY 10017-3140                                          other Credit Suisse
                                                                 Funds
Date of Birth:  12/9/65
----------------------------------- -------------- ------------- -----------------------

Ownership in Securities of the Fund and Fund Complex

                  As reported to the Fund, the information in the following table reflects beneficial ownership by the Trustees of certain securities as of December 31, 2003.

---------------------------------------- -------------------------------------- --------------------------------------
Name of Trustee                          Dollar Range of Equity Securities in   Aggregate Dollar Range of Equity
                                         the Fund*,4                            Securities in all Registered
                                                                                Investment Companies Overseen by
                                                                                Trustee in Family of Investment
                                                                                Companies*,4
---------------------------------------- -------------------------------------- --------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------- -------------------------------------- --------------------------------------
Richard H. Francis                                         A                                      E
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey E. Garten                                          A                                      B
---------------------------------------- -------------------------------------- --------------------------------------
Peter F. Krogh                                             A                                      D
---------------------------------------- -------------------------------------- --------------------------------------
James S. Pasman, Jr.                                       A                                      D
---------------------------------------- -------------------------------------- --------------------------------------
Steven N. Rappaport                                        A                                      C
---------------------------------------- -------------------------------------- --------------------------------------
INTERESTED TRUSTEES
---------------------------------------- -------------------------------------- --------------------------------------
Michael E. Kenneally                                       A                                      A
---------------------------------------- -------------------------------------- --------------------------------------
William W. Priest                                          A                                      A
---------------------------------------- -------------------------------------- --------------------------------------


-------------------

*  Key to Dollar Ranges:

    A.   None
    B.   $1 - $10,000
    C.   $10,000 - $50,000
    D.   $50,000 - $100,000
    E.   Over $100,000

Committees and Meetings of Trustees

                  The Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Trustees who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Trustees"), namely Messrs. Francis, Garten, Krogh, Pasman and Rappaport.

                  In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Fund's financial statements,

------------------
4 Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

the independent auditor's qualifications and independence, the Fund's compliance with legal and regulatory requirements and the performance of the Fund's independent auditors; (b) prepares an audit committee report, if required by the SEC, to be included in the Fund's annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund's financial statements, the quality and objectivity of the Fund's financial statements, the Fund's accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of the Fund's independent auditors, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent auditors; and (f) acts as a liaison between the Fund's independent auditors and the full Board.

                  In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Fund's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively.

                  The Nominating Committee will consider for nomination to the Board candidates submitted by the Fund's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Fund's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934. If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund's proxy statement, should be made no later than the 120th calendar day before the date the Fund's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.

                  No employee of CSAM, CSAM U.K., State Street Bank and Trust Company ("State Street") and CSAMSI, the Fund's co-administrators, or any of their affiliates, receives any compensation from the Fund for acting as an officer or trustee of the Fund. Each Trustee who is not a director, trustee, officer or employee of CSAM, CSAM U.K., State Street, CSAMSI or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Board attended by him for his services as Trustee, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.

                  Mr. Rappaport has informed the Fund that his former employer, Loanet, Inc. ("Loanet"), had performed loan processing services for various Credit Suisse Group entities (not including CSAM). He indicated that Loanet billed these Credit Suisse entities approximately $1,700,000 and $2,300,000 during the years ended December 31, 2000 and 2001, respectively. Prior to May 31, 2001, Mr. Rappaport was President and a director of Loanet, and held an approximately 25% equity interest in Loanet. Another investor in Loanet owned an approximately 67% interest and was in control of Loanet until May 31, 2001. On May 31, 2001, Loanet was sold to SunGard Data Systems, Inc. ("SunGard"). Mr. Rappaport sold his shares to SunGard, but remained President of Loanet until December 31, 2001. Mr. Rappaport remained at Loanet for a nominal salary until July 31, 2002 but had no formal position.

                  Trustees' Compensation

                  As the Fund has not commenced operations, no financial information is available as of the date of this Statement of Additional Information. The following chart represents an estimate of the future payments that would be made.

                                            All Investment     Total Number of
                              Total            Companies       Funds for which
                       Compensation from     in the CSAM       Trustee Serves
    Name of Trustee         the Fund        Fund Complex     Within Fund Complex
Michael E. Kenneally*         None               None                50
William W. Priest**        $  1,750           $  76,313              50
Richard H. Francis            2,750             103,375              44
Jeffrey E. Garten             2,750              87,625              43
Peter F. Krogh                2,750              94,875              43
James S. Pasman, Jr.          2,750             133,500              45
Steven N. Rappaport           3,050             113,425              45

------------------

* Mr. Kenneally is an "interested person" of the Fund and receives no compensation from the Fund or any other investment company advised by CSAM.

** Mr. Priest is an "interested person" of the Fund because he provided consulting services to CSAM within the last two years (ended December 31, 2002). He receives compensation from the Fund and other investment companies advised by CSAM.

                  As of __________ __, 2004, the Trustees and officers of the Fund as a group owned of record less than 1% of each class of the shares of the Fund.

Investment Adviser, Sub-Investment Adviser and Co-Administrators

                  Investment Advisory Agreement. CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140, serves as investment adviser to the Fund pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $912 billion in assets under management. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse. As of June 30, 2004, CSAM employed 1854 people worldwide and had global assets under management of approximately $323.1 billion, with $47.6 billion under management in the U.S. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

                  The Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Trustees or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

                  Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing the Fund in accordance with the Fund's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Trustees who are affiliated persons of CSAM or any of its subsidiaries.

                  The Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Fund who are not officers, directors, or employees of CSAM, CSAM U.K. or affiliates of either of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Trustees of the Fund; and any extraordinary expenses.

                  The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

                  The Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                  For its services to the Fund CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly calculated at an annual rate of .70% of the Fund's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Fund.

                  Sub-Advisory Agreement. The Fund has entered into a Sub-Investment Advisory Agreement with CSAM and CSAM's United Kingdom affiliate, CSAM U.K.

                  Subject to the supervision of CSAM, CSAM U.K., in the exercise of its best judgment, will provide investment advisory assistance and portfolio management advice to the Fund in accordance with the Fund's Trust Instrument, as may be amended from time to time, the Prospectus and Statement of Additional Information, as from time to time in effect, and in such manner and to such extent as may from time to time be approved by the Board. CSAM U.K. bears its own expenses incurred in performing services under the Sub-Advisory Agreement.

                  CSAM U.K. is a corporation organized under the laws of England in 1982 and is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The principal executive office of CSAM U.K. is Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England. CSAM U.K. is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM U.K. has been in the money management business for over ___ years and as of _________ __, 2004 managed approximately $___ billion in assets.

                  Under the Sub-Advisory Agreement, CSAM (not the Fund) pays the Sub-Adviser an annual fee for services rendered with respect to the Fund equal to one-half of the net advisory fees (after any voluntary waivers or reimbursements) received by CSAM.

                  The Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Board or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The Sub-Advisory Agreement provides that the Sub-Adviser shall exercise its best judgment in rendering the services described in the Sub-Advisory Agreement and that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or CSAM in connection with the matters to which the Agreement relates, except that the Sub-Adviser shall be liable for a loss resulting from a breach of fiduciary duty by the Sub-Adviser with respect to the receipt of compensation for services; provided that nothing in the Sub-Advisory Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Fund or CSAM or to shareholders of the Fund to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement. The Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice by the Fund, CSAM or the Sub-Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                  Board Approval of Advisory Agreements. In approving the Advisory Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided and any additional benefits to be received by CSAM or its affiliates in connection with providing services to the Fund, compared the advisory fees to be charged by CSAM to those charged by other investment advisers with respect to similar funds. They also compared the total fund expenses to be charged against those of similar U.S. funds and those of similar non-U.S. funds advised by CSAM U.K. Specifically, the Board of Trustees noted benefits potentially accruing to CSAM and its affiliates from administrative and brokerage relationships with affiliates of CSAM, as well as CSAM's research arrangements with brokers who execute transactions on behalf of the Fund. In addition, the Board considered a presentation made by CSAM and CSAM U.K. on the proposed investment processes of the Fund and the experience of the proposed portfolio managers for the Fund. After requesting and reviewing such information as they deemed necessary and recognizing that the proposed advisory fee and overall expense structure were comparable to those for similar funds, the Board concluded that the Advisory Agreement was fair and reasonable and in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

                  In approving the Sub-Advisory Agreement with CSAM U.K., the Board considered various matters and materials provided by CSAM and CSAM U.K. The Board considered, primarily, the particular experience and expertise of CSAM U.K. in managing non-U.S. investment funds with investment objectives and strategies substantially similar to those of the Fund (the "Offshore Funds") and the performance of the Offshore Funds. The Board also considered the benefits to the Fund of retaining CSAM's United Kingdom affiliate given the increased complexity of the domestic and international securities markets, specifically that retention of CSAM U.K. would expand the universe of companies and countries from which investment opportunities could be sought and enhance the ability of the Fund to obtain best price and execution on trades in international markets. The Board also carefully considered the particular expertise of CSAM U.K. in managing the types of global investments that the Fund makes, including its personnel and research capabilities. The Board also evaluated the extent of the services to be offered by CSAM U.K. In addition, the Board took into account the lack of any anticipated adverse impact to the Fund as a result of the Sub-Advisory Agreement, particularly that the compensation paid to CSAM U.K. would be paid by CSAM, not the Fund, and, accordingly, that the retention of CSAM U.K. would not increase the fees or expenses otherwise incurred by the Fund's shareholders. After requesting and reviewing such information as they deemed necessary, the Board of the Fund concluded that the Sub-Advisory Agreement was fair and reasonable and in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

                  Co-Administration Agreements. CSAMSI and State Street serve as co-administrators to the Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

                  For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Fund pays CSAMSI a fee calculated daily and paid monthly at the annual rate of .10% of the Fund's average daily net assets.

                  For the services provided by State Street under the State Street Co-Administration Agreement, the Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .050% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .020% of the Fund Complex's average daily net assets in excess of $10 billion, subject to an annual minimum fee, exclusive of out-of-pocket expenses.

                  State Street has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and State Street will share the income earned from securities lending activities. Generally, the Fund will receive 70% and State Street will receive 30% of the income earned on the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement.

Code of Ethics

                  The Fund, CSAM, CSAM U.K. and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

                  The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent

                  State Street serves as custodian of the Fund's non-U.S. assets and U.S. assets. Pursuant to a custodian agreement (the "Custodian Agreement"), State Street (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund,
(iii) makes receipts and disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions for the account of the Fund's portfolio securities and (v) makes periodic reports to the Board of Trustees concerning the Fund's custodial arrangements. With approval of the Board, State Street is authorized to select one or more foreign and domestic banking institutions and securities depositories to serve as sub-custodian on behalf of the Fund. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                  Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), serves as the shareholder servicing, transfer and dividend disbursing agent of the Fund pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the transfer agent's operations with respect to the Fund. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

Proxy Voting Policies and Procedures

                  The Fund has adopted CSAM's Proxy Voting Policy and Procedures as its proxy voting policy. The Proxy Voting Policy and Procedures appear as Appendix A to this SAI. The Fund will be required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year. The first such filing will be made no later than August 31, 2005 for the 12 months ended June 30, 2005. Once filed, the Fund's Form N-PX will be available (1) without charge and upon request by calling the Fund toll-free at 800-222-8977 or through CSAM's website, www.csam.com/us and (2) on the SEC's website at http://www.sec.gov.

Organization of the Fund

                  The Fund is an open-end management investment company. The Fund was organized in 2004 under the laws of the State of Delaware and is a business entity commonly known as a "Delaware statutory trust." The Fund is "diversified" within the meaning of the 1940 Act.

                  Under the Fund's Trust Instrument, the Board may classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund. The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001 per share. The Fund currently offers Class A and Class C shares. Unless otherwise indicated, references to the "Fund" apply to each class of shares of the Fund.

                  The Fund's Trust Instrument authorizes the Fund to redeem shares of a class or series held by a shareholder for any reason, subject to applicable law, if the Board determines that doing so is in the best interest of the Fund. The circumstances under which the Board may involuntarily redeem shareholders include, but are not be limited to, (a) a decision to discontinue issuance of shares of a particular class or classes of capital stock, (b) a decision to combine the assets belonging to, or attributable to shares of a particular class or classes of capital stock with those belonging to, or attributable to another class (or classes) of capital stock, (c) a decision to sell the assets belonging to, or attributable to a particular class or classes of capital stock to another registered investment company in exchange for securities issued by the other registered investment company, or (d) a decision to liquidate the Fund or the assets belonging to, or attributable to the particular classes or classes of capital stock (subject in each case to any vote of stockholders that may be required by law notwithstanding the foregoing authority granted to the Board). Redemption proceeds may be paid in cash or in kind. The Fund would provide prior notice of any plan to involuntarily redeem shares absent extraordinary circumstances. The exercise of the power granted to the Board under the Trust Instrument is subject to the Board's fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules thereunder. The Fund's Trust Instrument authorizes the Trustees, subject to applicable federal and state law, to reorganize or combine the Fund or any of its series or classes into other funds, series or classes without shareholder approval. Before allowing such a transaction to proceed without shareholder approval, the Trustees would have a fiduciary responsibility to first determine that the proposed transaction is in the shareholders' interest. Any exercise of the Trustees' authority is subject to applicable requirements of the 1940 Act and Delaware law. The Fund generally will provide prior notice of any such transaction except in extraordinary circumstances.

                  Delaware law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Instrument disclaims, to the fullest extent permitted by applicable law, shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Instrument provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the

Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that the Fund believes is remote and immaterial. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

                  All shareholders of the Fund in each class, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees of the Fund. Shares are transferable but have no preemptive, conversion or subscription rights.

                  Investors in the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of the Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the governing Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Trustee of the Fund may be removed from office upon the vote of shareholders holding at least a majority of the Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 50% of the outstanding shares of the Fund.

Distribution and Shareholder Servicing

                  Distributor. CSAMSI serves as distributor of the Fund's shares and offers the Fund's shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

                  Class A and Class C Shares. The Fund has adopted Plans of Distribution for its Class A shares and Class C shares (the "Class A Plan" and "Class C Plan," respectively, and collectively the "Plans") to permit the Fund to compensate CSAMSI for activities associated with the distribution of these shares.

                  The Class A Plan currently provides that a service fee of .25% per year of the average daily net assets of the Class A shares of the Fund will be paid as compensation to CSAMSI. The Class C Plan currently provides that: (i) an asset based sales charge of up to .75% per year and (ii) a service fee of up to .25% per year, in each case, of the average daily net assets of the Class C shares of the Fund will be paid as compensation to CSAMSI.

                  With respect to sales of the Fund's Class C shares or sales of Class A shares through a broker-dealer, financial intermediary or financial institution (each a "financial representative"), CSAMSI pays the financial representative a concession at the time of sale. In addition, an ongoing maintenance fee is typically paid to financial representatives on sales of Class A and Class C shares. The payments to the financial representatives will continue to be paid for as long as the related assets remain in the Fund.

                  In addition to the concession and maintenance fee paid to financial representatives, CSAMSI or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to intermediaries in connection with the sale of shares. The standard compensation for the sales of Class A and C shares are disclosed in the Fund's Prospectus. Appendix C lists certain financial representatives with whom CSAMSI and/or its affiliates have special fee arrangements as of January 1, 2004. CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of the Fund on a financial representative's preferred list of funds or otherwise associated with the financial representative's marketing and other support activities relating to the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amount in lieu of such payments.

                  General. Each of the Class A Plan and Class C Plan will continue in effect for so long as its continuance is separately, specifically approved at least annually by the Fund's Board, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans ("Independent Trustees"). Any material amendment of the Plans would require the approval of the Board in the same manner. Neither Plan may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

                  Payments by the Fund to CSAMSI under the Plans are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

                  CSAMSI provides the Board with periodic reports of amounts spent under the Plans and the purposes for which the expenditures were made.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  The offering price of the Fund's shares is equal to the per share net asset value of the relevant class of shares of the Fund plus, in the case of Class A shares, any applicable sales charge.

                  As a convenience to the investor and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. The Fund retains the right to waive such fee in its sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Fund).

                  Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Fund are authorized to accept orders on the Fund's behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

                  Class A and C Shares are designed for investors seeking the advice of financial representatives and are not directly offered from the Fund. All purchases of shares are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order and deduction of any applicable sales charge.

                  Class A Shares of the Fund are sold to investors at the public offering price, which is the net asset value plus the applicable sales charge (unless you are entitled to a waiver):

                           INITIAL SALES CHARGE -- CLASS A

---------------------------------------------- -------------- ----------------- -------------------------------
Amount Purchased                                 As a % of       As a % of         Commission to Financial
                                                  Amount       Offering Price      Representative as a % of
                                                 Invested                               Offering Price
---------------------------------------------- -------------- ----------------- -------------------------------
Less than $50,000                                  3.09%           3.00%                    2.75%
---------------------------------------------- -------------- ----------------- -------------------------------
$50,000 to less than $100,000                      2.04%           2.00%                    1.75%
---------------------------------------------- -------------- ----------------- -------------------------------
$100,000 to less than $250,000                     1.01%           1.00%                    0.90%
---------------------------------------------- -------------- ----------------- -------------------------------
$250,000 or more                                    0*               0                      0.50%**
---------------------------------------------- -------------- ----------------- -------------------------------

* On purchases of $250,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described in the Prospectus).

**        The distributor may pay a financial representative a fee as follows:
          up to .50% on purchases up to and including $3 million, up to .25% on the next $47 million and up to .125% on purchase amounts over $50 million.

                  From time to time, the distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares. Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

                  Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's Class A or C Shares. Some may establish higher minimum investment requirements than set forth in the Prospectus. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold the Fund's Class A or C Shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for these services. The Prospectus relating to Class A or C Shares should be read in connection with such firms' material regarding their fees and services.

                  The reduced sales charges shown above apply to the aggregate of purchases of Class A Shares of the Fund made at one time by any "purchaser." The term "purchaser" includes:

                    o an individual, the individual's spouse or domestic partner, and the individual's children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

                    o any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% of more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

                    o a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual or an immediate family member;

                    o a Uniform Gifts to Minors Act/Uniform Transfer to Minors Act account created by the individual and/or an immediate family member.

                  Initial Sales Charges Waivers. The initial sales charge may be waived for the following shareholders or transactions: (1) investment advisory clients of the Adviser; (2) officers, current and former Trustees of the Fund, current and former directors or trustees of other investment companies managed by the Adviser or its affiliates, officers, directors and full-time employees of the Adviser and of its affiliates ("Related Entities"); or the spouse, siblings, children, parents or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Fund); (3) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the Fund); (4) shares purchased by registered investment advisers ("RIAs") on behalf of fee-based accounts or by broker-dealers that have sales agreements with the Fund and for which shares have been purchased on behalf of wrap fee client accounts and for which such registered investment advisers or broker-dealers perform advisory, custodial, record keeping or other services; (5) shares purchased for 401(k) Plans, 403(b) Plans, 457 Plans and employee benefit plans sponsored by an employer and pension plans; (6) Class A shares acquired when dividends and distributions are reinvested in the Fund; and
(7) Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

Redemptions

                  Shares of the Fund may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Fund of the shares tendered for redemption, less any applicable contingent deferred sales charge in the case of Class C shares of the Fund, and certain redemptions of Class A shares of the Fund.

                  Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

                  If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                  Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. As described in the Prospectus, certain withdrawals under the Plan for the Class A and C shares may be subject to a deferred sales charge.

                               EXCHANGE PRIVILEGE

                  An exchange privilege with certain other funds advised by CSAM is available to investors in the Fund. A Class A or Class C shareholder may exchange those shares for shares of the same class of another Credit Suisse Fund at their respective net asset values, subject to payment of any applicable sales charge differential, or for shares of a Credit Suisse money market fund, without payment of any sales charge differential. Not all Credit Suisse Funds offer all classes of shares. If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at the Fund's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases and will be effected without a sales charge. The Fund may refuse exchange purchases at any time without prior notice.

                  The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of the Fund for shares in another Credit Suisse Fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current prospectus for another Credit Suisse Fund, an investor should contact Credit Suisse Funds at 800-927-2874.

                  The Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The Fund reserves the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.

                  The Fund reserves the right to refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive or short-term trading. If the Fund rejects an exchange, your redemption will be priced at the next-computed NAV. In determining whether to accept or reject a purchase or exchange request, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Fund and its shareholders. The Fund is intended to be a longer-term investment and not a short-term trading vehicle. Because excessive or short-term trading can hurt the Fund and its shareholders, the Fund tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them. However, the Fund's efforts to curb market timing may not be entirely successful. In particular, the Fund's ability to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by financial intermediaries, such as brokers, retirement plan accounts and fee based-program accounts, is limited to those instances in which the financial intermediary discloses the underlying shareholder accounts. As a result, the Fund may not be able to identify excessive or short-term trading and refuse such purchase or exchange requests. Depending on the portion of Fund shares held through omnibus accounts (which may represent most of Fund shares), market timing could adversely affect shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

                  The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Fund

                  The Fund intends to continue to qualify as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

                  As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its "investment company taxable income" (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the "Distribution Requirement"). The Fund will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

                  The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, including the income (if any) imputed with respect to investments in zero coupon securities. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Fund currently expects to distribute any such excess annually to its shareholders. However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their own U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

                  The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

                  If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. However, such distributions would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Special Tax Considerations

                  The following discussion relates to the particular federal income tax consequences of the investment policies of the Fund.

                  The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement or to avoid the federal excise tax. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

                  Zero Coupon Securities. The Fund's investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Fund each year even though the Fund receives no cash distribution until maturity. Under the U.S. federal income tax laws, the Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Fund.

                  Constructive Sales. The so-called "constructive sale" provisions of the Code apply to activities by the Fund that lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through an option, or a future or forward contract. The entry into a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause the Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

                  Straddles. The options transactions that the Fund enters into may result in "straddles" for U.S. federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Fund for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that the Fund must make in order to avoid the federal excise tax. Furthermore, in determining its investment company taxable income and ordinary income, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Fund of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Fund is uncertain which (if any) of these elections it will make.

                  Options and Section 1256 Contracts. If the Fund writes a covered put or call option, it generally will not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the Fund will generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the Fund in determining the capital gain or loss recognized in the resultant sale. However, the Fund's investment in so-called "section 1256 contracts," such as certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules. Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Fund continued to hold. Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that the Fund must make to avoid the federal excise tax.

                  The Fund may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not section 1256 contracts.

                  Swaps. As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year).

                  Foreign Currency Transactions. In general, gains from transactions involving foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the asset diversification requirement described above.

                  Under section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, the Fund may elect capital gain or loss treatment for such transactions. Alternatively, the Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to section 988 of the Code will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to section 988 of the Code exceed other investment company taxable income during a taxable year, the Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

                  Foreign Taxes. Dividends and interest (and in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund may elect for U.S. income tax purposes to treat foreign taxes paid by it as paid by its shareholders if more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund were to make such an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

                  Distributions of net-long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other taxable dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income.

                  Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, "qualified dividend income" generally means income from dividends received by the Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax exempt corporations. Also, dividends received by the Fund from a regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

                  The Fund will send shareholders information after the end of each year setting forth the amount of dividends paid by the Fund that are eligible for the reduced rates.

                  If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

                  Dividends and distributions paid by the Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

                  Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

                  Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be (i) disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such share and (ii) treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

                  Backup Withholding. The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

                  Notices. Shareholders will receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

                  Other Taxation. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

                  Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

                  THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE FUND AND ITS SHAREHOLDERS. PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

                        INDEPENDENT AUDITORS AND COUNSEL

                  ________________, with principal offices at _________________, serves as independent auditors for the Fund.

                  Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                              FINANCIAL STATEMENTS

                  The Fund's financial statement follows the Report by Independent Accountants.


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

                                   APPENDIX A

                               PROXY VOTING POLICY

                       CREDIT SUISSE ASSET MANAGEMENT, LLC

                                CSAM CAPITAL INC.

                               CREDIT SUISSE FUNDS
                        CREDIT SUISSE INSTITUTIONAL FUNDS
                              CSAM CLOSED-END FUNDS

                       PROXY VOTING POLICY AND PROCEDURES

Introduction

                  Credit Suisse Asset Management, LLC and CSAM Capital Inc. (collectively, "CSAM") are fiduciaries that owe each of its clients duties of care and loyalty with respect to proxy voting. The duty of care requires CSAM to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, CSAM must cast proxy votes in the best interests of each of its clients.

                  The Credit Suisse Funds, Credit Suisse Institutional Funds, and CSAM Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

Policy

                  The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of CSAM's clients. The Policy addresses particular issues and gives a general indication of how CSAM will vote proxies. The Policy is not exhaustive and does not include all potential issues.

Proxy Voting Committee

                  The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of CSAM's clients.

                  For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals not addressed by the Policy. ISS will also provide CSAM with issue analysis and vote recommendation for the proxy proposals addressed by the Policy.

                  Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

                  CSAM investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm m writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

Conflicts

                  CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, CSAM and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by CSAM for its clients' accounts. The interests of CSAM and/or its affiliates and personnel may conflict with the interests of CSAM's clients in connection with any proxy issue. In addition, CSAM may not be able to identify all of the conflicts of interest relating to any proxy matter. To mitigate potential conflicts, the Fund will vote as required by the Policy or as recommended by ISS unless an independent director of the Fund, after disclosure of the conflict, approves a different vote.

Consent

                  In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is the Fund, disclosure shall be made to any one Trustee who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

Recordkeeping

                  CSAM is required to maintain in an easily accessible place for five years all records relating to proxy voting. These records include the following:

                    o    a copy of the Policy;

                    o a copy of each proxy statement received on behalf of CSAM clients;

                    o    a record of each vote cast on behalf of CSAM clients;

                    o a copy of all documents created by CSAM personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and

                    o a copy of each written request by a client for information on how CSAM voted proxies, as well as a copy of any written response.

                  CSAM reserves the right to maintain certain required proxy records with ISS m accordance with all applicable regulations.

Disclosure

                  CSAM will describe the Policy to each client. Upon request, CSAM will provide any client with a copy of the Policy. CSAM will also disclose to its clients how they can obtain information on their proxy votes.

                  ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

Procedures

                  The Proxy Voting Committee will administer the voting of all client proxies. CSAM has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide CSAM with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

Operational Items

                  Adjourn Meeting

                  Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

                  Amend Quorum Requirements

                  Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

                  Amend Minor Bylaws

                  Generally vote for bylaw or charter changes that are of a housekeeping nature.

                  Change Date, Time, or Location of Annual Meeting

                  Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

                  Ratify Auditors

                  Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote for shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

                  Board of Directors

                  Voting on Director Nominees in Uncontested Elections

                  Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee;
(7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive.

                  Cumulative Voting

                  Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

                  Director and Officer Indemnification and Liability Protection

                  Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if, (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

                  Filling Vacancies/Removal of Directors

                  Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

                  Independent Chairman (Separate Chairman/CEO)

                  Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, appointed from the ranks of the independent board members with clearly delineated duties; (2) majority of independent directors; (3) all independent key committees; (4) committee chairpersons nominated by the independent directors; (5) CEO performance is reviewed annually by a committee of outside directors; (6) established governance guidelines; or (7) company performance.

                  Majority of Independent Directors

                  Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels.

                  Term Limits

                  Generally vote against shareholder proposals to limit the tenure of outside directors.

                  Proxy Contests

                  Voting on Director Nominees in Contested Elections

                  Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

                  Amend Bylaws without Shareholder Consent

                  Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

                  Confidential Voting

                  Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

                  Cumulative Voting

                  Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

                  Antitakeover Defenses and Voting Related Issues

                  Advance Notice Requirements for Shareholder Proposals/ Nominations

                  Votes on advance notice proposals are determined on a case-by-case basis.

                  Amend Bylaws without Shareholder Consent

                  Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

                  Poison Pills (Shareholder Rights Plans)

                  Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature.

                  Shareholders' Ability to Act by Written Consent

                  Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

                  Shareholders' Ability to Call Special Meetings

                  Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

                  Supermajority Vote Requirements

                  Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

                  Merger and Corporate Restructuring

                  Appraisal Rights

                  Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

                  Asset Purchases

                  Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

                  Asset Sales

                  Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest.

                  Conversion of Securities

                  Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

                  Corporate Reorganization

                  Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

                  Reverse Leveraged Buyouts

                  Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

                  Formation of Holding Company

                  Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration:
(1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following:

(1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights;
(3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

                  Joint Ventures

                  Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed;
(2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

                  Mergers and Acquisitions

                  Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

                  Private Placements

                  Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer;
(3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

                  Prepackaged Bankruptcy Plans

                  Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved. Recapitalization Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity, (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

                  Reverse Stock Splits

                  Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

                  Spinoffs

                  Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure.

                  Value Maximization Proposals

                  Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

                  Capital Structure

                  Adjustments to Par Value of Common Stock

                  Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

                  Common Stock Authorization

                  Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

                  Dual-class Stock

                  Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

                  Issue Stock for Use with Rights Plan

                  Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

                  Preemptive Rights

                  Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock.

                  Preferred Stock

                  Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

                  Recapitalization

                  Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

                  Reverse Stock Splits

                  Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

                  Share Repurchase Programs

                  Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

                  Stock Distributions: Splits and Dividends

                  Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

                  Tracking Stock

                  Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

                  Executive and Director Compensation

                  Executive and Director Compensation

                  Votes on compensation plans for directors are determined on a case-by-case basis.

                  Stock Plans in Lieu of Cash

                  Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

                  Director Retirement Plans

                  Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

                  Management Proposals Seeking Approval to Reprice Options

                  Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

                  Incentive Bonus Plans and Tax Deductibility Proposals

                  Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

                  Employee Stock Ownership Plans (ESOPs)
                  Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

                  401 (k) Employee Benefit Plans

                  Generally vote for proposals to implement a 401(k) savings plan for employees.

                  Shareholder Proposals Regarding Executive and Director Pay

                  Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote on a case-by-ease basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

                  Performance-Based Stock Option Proposals

                  Vote case-by-case on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options).

                  Stock Option Expensing

                  Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

                  Golden and Tin Parachutes

                  Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

                  Commercial paper rated A-1 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation of A-3 have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Corporate Bond Ratings

                  The following summarizes the ratings used by S&P for corporate bonds:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                  To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  The following summarizes the ratings used by Moody's for corporate bonds:

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Note Ratings

                  The following summarizes the two highest ratings used by S&P for short-term notes:

                  SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

                  SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                  MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Municipal Obligations Ratings

                  The following summarizes the ratings used by S&P for Municipal
Obligations:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                  To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  The following summarizes the highest four municipal ratings used by Moody's:

                  Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds which are rated as are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  NOTE: Those bonds in the AA, A, BAA, BA and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols AA1, A1, BAA1, BA1, and B1.

                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                   APPENDIX C

                            SPECIAL FEE ARRANGEMENTS

                  FEE ARRANGEMENT FOR THE SALE OF COMMON CLASS

-----------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
-----------                              ------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
A G Edwards & Sons Inc                   0.25%
-----------------------------------------------------------------------------------------------------------------
ABN-AMRO Inc.                            0.20%
-----------------------------------------------------------------------------------------------------------------
American Express Fin. Advisors           0.40%
-----------------------------------------------------------------------------------------------------------------
American General Ret. Srvcs              0.40%
-----------------------------------------------------------------------------------------------------------------
Bank of Bermuda Ltd.                     0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of
                                         Global Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------
Bear Stearns Securities Corp.            0.25%
-----------------------------------------------------------------------------------------------------------------
BISYS BD Services, Inc.                  0.25%
-----------------------------------------------------------------------------------------------------------------
Brown & Co                               0.15%
-----------------------------------------------------------------------------------------------------------------
Charles Schwab & Co                      0.35% for qualifying shares; 0.40% for retirement plan shares
-----------------------------------------------------------------------------------------------------------------
Chicago Trust Co.                        0.20% of equity funds; 0.15% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
Chicago Trust Company                    0.20% of equity funds; 0.15% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
CIBC World Markets Corp                  0.25%
-----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.            0.25% through Custody programs; 0.35% for Investment Advisory and trading programs; 0.25% for retirement programs, $12 annual fee per each participant in a retirement plan, not to exceed 0.40% of the average daily net assets investing in the Funds through a retirement program
-----------------------------------------------------------------------------------------------------------------
CitiStreet Associates LLC                0.35% of equity funds; 0.25% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
City National Bank                       0.35% of equity funds; 0.25% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
RBC Dain Rauscher Inc                    0.20%
-----------------------------------------------------------------------------------------------------------------
Datalynx                                 0.25%
-----------------------------------------------------------------------------------------------------------------
Donaldson Lufkin & Jenrette              0.35% on FundVest assets; networking reimbursement fee of $6 per position excluding FundVest positions
-----------------------------------------------------------------------------------------------------------------
Dreyfus Trust Co                         0.25%
-----------------------------------------------------------------------------------------------------------------
E*Trade Securities                       0.25% of equity funds; 0.20% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
Edgewood Services Inc                    0.25%; 0.35% FOR INVESTMENTS THROUGH FEDERATED TRUST CONNECT DEFINED
                                         CONTRIBUTION
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Retirement Plan Services     0.35%
-----------------------------------------------------------------------------------------------------------------
Federated Investors                      0.25%
-----------------------------------------------------------------------------------------------------------------
Fidelity Investments (FIIOC)             0.40% on average net assets plus 0.20% on net in-flows to the Funds from the FIIOC plans
-----------------------------------------------------------------------------------------------------------------


                                       C-1

-----------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
-----------                              ------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiduciary Trust Company                  0.20% of equity funds; 0.15% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
First Union National Bank                0.40% of equity funds; 0.25% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
Gail Weiss & Associates                  0.25%
-----------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                      0.60% (0.40% for recordkeeping fee, 0.20% for distribution fee.)
-----------------------------------------------------------------------------------------------------------------
Harris Bank                              0.25%
-----------------------------------------------------------------------------------------------------------------
Hewitt Associates LLC                    0.25%; total annual fee increases to 0.30% for the period during which the aggregate total of all plan assets invested in common class shares of Credit Suisse Funds is $50 million or more
-----------------------------------------------------------------------------------------------------------------
I Clearing LLC (formerly Datek)          0.25%
-----------------------------------------------------------------------------------------------------------------
Dain Rauscher Incorporated               0.20%; when aggregate assets reach $15 million, the fee will increase to 0.25%
-----------------------------------------------------------------------------------------------------------------
Invesco Retirement, Inc.                 0.40%, provided, however, that the fee will be 0.15% with respect to the Common Class shares of any Credit Suisse Fund for which a fee of
                                         0.25% is payable to the Clearing Broker other than Invesco Services
-----------------------------------------------------------------------------------------------------------------
Metlife Securities, Inc.                 Up to 0.35%
-----------------------------------------------------------------------------------------------------------------
Metropolitan Life Ins Co.                0.25%
-----------------------------------------------------------------------------------------------------------------
Minnesota Mutual                         0.40% of equity funds; 0.25% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter               0.35%
-----------------------------------------------------------------------------------------------------------------
National Financial Services              0.30% plus additional 0.10% for assets under Retirement FundsNetwork
-----------------------------------------------------------------------------------------------------------------
National Investor Service Corp           0.35%
-----------------------------------------------------------------------------------------------------------------
Nationwide Financial Srvcs Inc           $0-$50 million - 0.00%; $50 million-$1 billion - 0.15% ; +1 billion -
                                         0.20% across common and Trust portfolios
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman                       0.10% for Cash Reserve and New York Tax Exempt funds
-----------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                  0.35%
-----------------------------------------------------------------------------------------------------------------
PFPC Inc.                                0.40%
-----------------------------------------------------------------------------------------------------------------
The Prudential Insurance Company of      0.25%
America
-----------------------------------------------------------------------------------------------------------------
Raymond James & Associates Inc           0.20%
-----------------------------------------------------------------------------------------------------------------
Raymond James Financial Srvcs            0.20%
-----------------------------------------------------------------------------------------------------------------
Reliastar Life Ins. Co of NY             0.35% of equity funds; 0.25% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
Resources Trust Company                  0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of
                                         Global Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------
Retirement Financial Srvcs Inc           0.25%
-----------------------------------------------------------------------------------------------------------------
BancAmerica Robertson Stephens Inc.      0.20% of equity funds; 0.10% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Ret. Plan Services         0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of
                                         Global Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------


                                      C-2

-----------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
-----------                              ------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
The Vanguard Group                       0.25%
-----------------------------------------------------------------------------------------------------------------
The Variable Ann. Life Ins Co            0.35%
-----------------------------------------------------------------------------------------------------------------
UBS Financial Services                   0.30%
-----------------------------------------------------------------------------------------------------------------
UMB Bank                                 0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of
                                         Global Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------
Union Bank of California                 0.20% of equity funds; 0.10% of fixed income funds except for 0.20% of
                                         Global Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------
US Clearing Corp                         Up to 0.25%
-----------------------------------------------------------------------------------------------------------------
USAA Investment Management Co            0.30% of equity funds; 0.20% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
VALIC                                    0.40%
-----------------------------------------------------------------------------------------------------------------
Wachovia Securities, LLC                 0.30%
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Bank MN, N.A.                0.35%
-----------------------------------------------------------------------------------------------------------------


                  FEE ARRANGEMENT FOR THE SALE OF ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------
DEALER NAME                             FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
-----------                             ------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
American General Ret. Srvcs             0.75% except for 0.50% of Fixed Income Fund
---------------------------------------------------------------------------------------------------------------------
Cigna                                   0.65% of equity funds; 0.40% of fixed income funds; 0.50% of Credit Suisse
                                        Fixed Income Fund
---------------------------------------------------------------------------------------------------------------------
First Union National Bank               (i) a one-time fee equal to 0.50% on assets of Fund shares in cases where there is: (a) a change of plan recordkeeper from a party unaffiliated with
                                        First Union to First Union (using the 401K Broker-Sold Platform) and (b) a simultaneous transfer of existing plan assets to the Fund, or (ii) a one-time fee equal to 0.25% on assets of Fund shares for each new contribution by plan participants into the Fund (excluding reallocations of existing plan assets) in the 401(k) Broker-Sold Platform
---------------------------------------------------------------------------------------------------------------------
GoldK                                   0.70% except for 0.50% of Fixed Income Fund
---------------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                     0.75% of equity funds; 0.50% of fixed Income funds
---------------------------------------------------------------------------------------------------------------------
Invesco                                 Retirement, Inc 0.75%, provided,
                                        however, that the fee will be 0.25% with
                                        respect to the Advisor Class shares of
                                        any Credit Suisse Fund for which a fee
                                        of 0.50% is payable to the Clearing
                                        Broker other than Invesco Services
---------------------------------------------------------------------------------------------------------------------
Metlife Securities, Inc.                0.50% and 1% finders fee on the gross of all new contributions
---------------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                 0.75%
---------------------------------------------------------------------------------------------------------------------
PFPC Inc.                               0.75%
---------------------------------------------------------------------------------------------------------------------
VALIC                                   0.75% except for 0.50% of Fixed Income Fund
---------------------------------------------------------------------------------------------------------------------


               FEE ARRANGEMENT FOR THE SALE OF CLASSES A, B AND C
------------------------------------------------------------------------------------------------------------------
DEALER NAME                               FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
------------                              ------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
A G Edwards & Sons Inc                    In addition to the standard compensation, $6 per Level One account;
                                          $12 per Level Three account; and $6 per Level Four account
------------------------------------------------------------------------------------------------------------------
American Express Fin. Advisors            Standard compensation for each class plus additional 0.15%
------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.             In addition to the standard compensation, $1.50/quarter per network account; 0.10% on gross sales ; 1.25% per quarter on assets (or 5%
                                          annually)
------------------------------------------------------------------------------------------------------------------
Legg Mason Wood Walker                    Standard compensation plus 0.10% of the aggregate value of Fund shares held
------------------------------------------------------------------------------------------------------------------
National Investor Service Corp            Standard compensation for each class plus Networking compensations paid on a monthly basis with a combined quarter of $1.50 per quarter
------------------------------------------------------------------------------------------------------------------
Sungard Investment Products Inc.          0.25% for servicing fee plus 0.10% for sub-accounting fee
------------------------------------------------------------------------------------------------------------------
UBS Financial Services                    Standard compensation for each class plus 0.20% annually on gross sales;
                                          0.05% annually on net assets invested in the Credit Suisse Funds;
                                          $12/year per network account
------------------------------------------------------------------------------------------------------------------


         FEE ARRANGEMENT FOR THE SALE OF CLASS A SHARES WITH LOAD WAIVED
-----------------------------------------------------------------------------------------------------------------
DEALER NAME                               FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
------------                              ------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Cent. Inv. Mgmt. Co.             0.45%
-----------------------------------------------------------------------------------------------------------------
American General Ret. Srvcs               0.50%
-----------------------------------------------------------------------------------------------------------------
First Union National Bank                 0.50%
-----------------------------------------------------------------------------------------------------------------
Fidelity Investments (FIIOC)              0.40% on average net assets plus 0.20% on net in-flows from the FIIOC plans
-----------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                       0.50%
-----------------------------------------------------------------------------------------------------------------
Invesco Retirement, Inc                   0.50%, provided, however, that the rate of fee will be 0.25% with respect to the Class A shares of any Credit Suisse Fund for which a fee of 0.25% is payable to the Clearing Broker other than Invesco Services
-----------------------------------------------------------------------------------------------------------------
Metlife Securities, Inc.                  0.25% and an additional 0.15% for equity funds, and an additional
                                          0.15% for fixed income funds following the first twelve months of investment; plus a monthly "finders fee" according to the following schedule: 1.00% on the first $3,000,000; 0.50% on $3,000,001 to
                                          $50,000,000; 0.25% above $50,000,000
-----------------------------------------------------------------------------------------------------------------
NYLIM Service Company LLC                 0.40%
-----------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                   0.50%
-----------------------------------------------------------------------------------------------------------------
PFPC Inc.                                 0.50%
-----------------------------------------------------------------------------------------------------------------
Putnum Fiduciary Trust Co                 0.50%
-----------------------------------------------------------------------------------------------------------------
Wachovia Securities, LLC                  0.30%
-----------------------------------------------------------------------------------------------------------------

FEE ARRANGEMENTS WITH MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

                  CLASS A, B AND C, COMMON AND ADVISOR CLASSES

In addition to the standard commissions, service fee and/or asset-based sales charges payable pursuant to applicable Rule 12b-1 plans, the following fees apply with respect to the classes set forth below:

o    One-time account set-up fee of $50,000.

o    Class A, B or C Shares:

     o A monthly fee of 0.25% of total new gross sales of shares of the Funds;*

     o An annual fee of 0.10% of the value of Fund shares held by customers for more than one year;*

     o An annual fee in respect of each customer account holding such Fund shares, any time during a calendar year (other than ERISA Accounts), of an amount equal to the sum of (a) $16 per front-end load Fund (Class A shares), (b) $19 per back-end load Fund (Class B shares) during the CDSC period and $16 thereafter and (c) $19 per level load Fund (Class C shares) during the CDSC period and $16 thereafter; and

     o    An annual fee of 0.10% on net assets held in the ERISA Accounts.

o    Common Class Shares:*

     o    An annual fee of 0.10% on net assets in ERISA Accounts; and,

     o An annual fee of 0.35% on net assets held in accounts at MLPF&S (other than ERISA accounts).

o Advisor Class or Class A Shares (load-waived) offered to certain employee benefit plans (the "Plans"):

     o $16 of Processing Fee annually per each position of each Fund in a Plan;

     o A Service Fee of 0.10% and 0.20% of the average daily net asset of the Advisor Class and Class A shares, respectively; and

     o With respect to the Fund shares held by Plans through the "Investment Only Trading Platform," a fee of 0.10% of the average daily net assets.

* The following fees shall not apply to sales of Common Class shares and Class A shares for which a front-end sales charge is waived until such time as CSAMSI receives written notice from MLPF&S: (a) a monthly fee of 0.25% of total new gross sales of shares of the Funds; and (b) an annual fee of 0.10% of the value of Fund shares held by customers for more than one year.

FEE ARRANGEMENTS WITH PERSHING

                  CLASS A, B AND C, COMMON AND ADVISOR CLASSES

o Pershing is paid standard commissions and service fees with respect to retail Class A, B and C shares described in applicable prospectuses, some or all of which, in turn, are payable to correspondent brokers thereof.

o Pershing is paid an annual fee of $6.00 for each shareholder of each fund to reimburse for sub-accounting expenses for certain accounts traded through the National Securities Clearing Corporation ("NSCC").

o Under the "Clearance-Fee-Waiver-Program," Pershing is paid the following compensation with respect to retail Class A, B and C shares: (a) for shares purchased through AXA Advisors and the Credit Suisse First Boston Private Client Services Group, 0.10% on monthly net purchases with respect to the Credit Suisse Funds; and (b) for shares sold through all other correspondent broker-dealers, 0.125% on monthly net purchases with respect to the Credit Suisse Funds.

o    Under the "FundVest Program," Pershing is paid the following compensation:
     (a) 0.35% of average daily net assets in Common Class shares and 0.10% of average daily net assets in Class A (load waived) shares, less (b) $5,000 per quarter.

o Under the "FundVest Institutional Program," Pershing is or will be paid the following compensation with respect to Class A (load waived) shares: (a) 0.15% of average daily net assets.

o With respect to Municipal Money and U.S. Government Money Funds, Pershing is paid the following compensation with respect to Class A shares: (a) 0.10% of average daily net assets; and (b) a $0.60 fee per shareholder statement.

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

     With respect to the Credit Suisse Institutional Money Market Fund, Pershing is paid (a) distribution fees of 0.10% and 0.25% of average daily net assets of Class B and Class C shares of the Fund, respectively; and (b) a fee of .05% of average daily net assets of Class A, Class B and Class C shares of the Fund for which Pershing performs shareholder servicing.

                                   APPENDIX D

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Credit Suisse Target Return Fund

We have audited the accompanying Statement of Assets and Liabilities of Credit Suisse Target Return Fund (the "Fund") as of _____________, 2004. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of ___________, 2004, in conformity with generally accepted accounting principles.

[        ]

[        ]
[        ]
______________, 2004

                        CREDIT SUISSE TARGET RETURN FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            AS OF __________ __, 2004

Assets:
         Cash
         Deferred Organizational Costs
         Deferred Offering Costs
         Total Assets

Liabilities:
          Accrued Organizational Costs
          Accrued Offering Costs
          Total Liabilities

          Net Assets

Net Asset Value, Redemption and
   Offering Price Per Share (unlimited number of shares of beneficial interest authorized - $.001 per share)

The accompanying notes are an integral part of this financial statement.

                        CREDIT SUISSE TARGET RETURN FUND
                          NOTES TO FINANCIAL STATEMENT
                               __________ __, 2004

1.       ORGANIZATION

         Credit Suisse Target Return Fund (the "Fund") was organized on August __, 2004 under the laws of the State of Delaware. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Fund's Trust Instrument authorizes the Board of Trustees to issue shares of beneficial interest, $.001 par value per share. The Class A Shares bear fees of .25% of average daily net assets pursuant to a Class A 12b-1 distribution plan. The Class C Shares bear fees of 1.00% of average daily net assets pursuant to a Class C 12b-1 distribution plan. The Fund has not commenced operations except those related to organizational matters and the sale of 10,000 shares (the "Initial Shares") to Credit Suisse Asset Management, LLC (the "Adviser"), on ________ __, 2004.

2.       ORGANIZATIONAL COSTS, OFFERING COSTS AND TRANSACTIONS WITH AFFILIATES

         The Fund will reimburse the Adviser for offering costs, in the amount of $______, that have been paid for by the Adviser. Offering costs, including initial registration costs, have been deferred and will be charged to expense during the Fund's first year of operation. The Fund will not reimburse the Adviser for certain organizational costs in the amount of $____.

         Officers of the Fund are also officers of the Adviser. These officers are paid no fees by the Fund for serving as an officer of the Fund.

PART C

                                OTHER INFORMATION


Item 23.    Exhibits
                a.       (1)            Certificate of Trust dated August 9,
                                        2004.1

                         (2)            Trust Instrument dated August 9, 2004.1

                b.       Bylaws as adopted August 9, 2004.1

                c.       Registrant's Form of Shares of Beneficial Interest.2

                d.       (1)            Form of Investment Advisory Agreement.2

                         (2) Form of Investment Sub-Advisory Agreement with Credit Suisse Asset Management Limited (U.K.)
                                        ("CSAM U.K.").2

                e. Form of Distribution Agreement with Credit Suisse Asset Management Securities, Inc. ("CSAMSI").2

                f.       Not applicable.

                g.       (1)            Custodian Agreement with State Street
                                        Bank and Trust Company ("State Street")
                                        dated October 20, 2000.3

                         (2) Amendment to Custodian Agreement with State Street dated April 26, 2001.4

                         (3) Amendment to Custodian Agreement with State Street dated May 16, 2001.4

----------
1    Filed herewith.

2    To be filed by amendment.

3 Incorporated by reference to Pre-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

4 Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2000 (Securities Act File No. 33-58125).

                         (4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001.4

                h.       (1)            Transfer Agency and Service Agreement
                                        with Boston Financial Data Services,
                                        Inc. ("BFDS") dated February 1, 2001.5

                         (2) Amendment to Transfer Agency and Service Agreement with BFDS dated December 31, 2002.5

                         (3) Co-Administration Agreement with CSAMSI dated May 16, 2002.2

                         (4) Co-Administration Agreement with State Street dated March 18, 2002.6

                i.       (1)            Opinion and Consent of Willkie Farr &
                                        Gallagher LLP, counsel to the Fund.2

                         (2) Opinion and Consent of Richards, Layton & Finger, P.A., Delaware counsel to the Fund.2

                j.       (1)            Consent of ________________, Independent
                                        Accountants.2

                         (2)            Powers of Attorney.7

                k.       Not applicable.

                l.       (1)            Form of Purchase Agreement for Class A
                                        Shares.2

                         (2)            Form of Purchase Agreement for Class C
                                        Shares.2

                m.       (1)            Form of Distribution Plan for Class A
                                        Shares.2

                         (2)            Form of Distribution Plan for Class C
                                        Shares.2

                n.       Form of 18f-3 Plan.2

----------

5 Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Credit Suisse Short Duration Bond Fund, filed on February 28, 2003 (Securities Act File No. 333-81992).

6 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc., filed on May 3, 2002 (Securities Act File No. 333-64554).

7 Filed herewith; included as part of the signature page to the registration statement.

                o.       Not applicable.

                p.       Code of Ethics.2

Item 24.    Persons Controlled by or Under Common Control with Registrant

            From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. CSAM, LLC has two wholly-owned subsidiaries: Warburg, Pincus Asset Management International, Inc., a Delaware corporation, and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25.    Indemnification

            Registrant, officers and directors of CSAM, LLC, CSAMSI and the Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. These policies provide insurance for any "Wrongful Act" of an officer, director or trustee. Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, director or trustee in connection with the operation of Registrant. Insofar as it relates to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

            Under Article X of the Trust Instrument, the Trustees and officers of Registrant shall not have any personal liability to Registrant or its stockholders except for any such liability caused by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's or officer's duties involved in the conduct of the office of Trustee or officer of the Registrant.

            Subject to the exceptions and limitations set forth below every person who is, or has been, a Trustee, officer or employee of the Trust (including any individual who serves at its request as Director, Officer, Partner, Trustee, or employee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise), and such person's heirs, executors, administrators and other legal representatives (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him with regards to a settlement. The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            No indemnification shall be provided to a Covered Person, if a court or body before which the proceeding was brought finds the Covered Person (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust. In addition, indemnification will not be provided in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by one of the following: (i) by the court or other body approving the settlement; (ii) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry) or (iv) by a vote of a majority of the Outstanding Shares entitled to vote (excluding any Outstanding Shares owned of record or beneficially by such Covered Person).

            Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Trust from time to time prior to final disposition provided that the Trust is provided an undertaking by or on behalf of such Covered Person that such amount will be paid by him or her to the Trust if it is ultimately determined that he is not entitled to indemnification as set forth in the Trust Instrument.

Item 26.    Business and Other Connections of Investment Adviser

            (a) CSAM, LLC acts as investment adviser to Registrant. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

            (b) Business and Other Connections of Sub-Investment Adviser

            CSAM U.K. acts as sub-investment adviser for the Registrant. CSAM U.K. renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of officers and partners of CSAM U.K., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM U.K. (SEC File No. 801-40177).


Item 27.    Principal Underwriter

            (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Institutional Fund; Credit Suisse Institutional High Yield Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Capital Funds; Credit Suisse Opportunity Funds; Credit Suisse Capital Appreciation Fund; Credit Suisse Cash Reserve Fund; Credit Suisse Mid-Cap Growth Fund; Credit Suisse Emerging Markets Fund; Credit Suisse Fixed Income Fund; Credit Suisse Select Equity Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global Post-Venture Capital Fund; Credit Suisse International

Focus Fund; Credit Suisse Japan Equity Fund; Credit Suisse New York Municipal Fund; Credit Suisse New York Tax Exempt Fund; Credit Suisse Strategic Small Cap Fund; Credit Suisse Small Cap Growth Fund; Credit Suisse Short Duration Bond Fund; and Credit Suisse Trust.

            (b) For information relating to each director, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.

            (c)         None.

Item 28.    Location of Accounts and Records

            (1)         Credit Suisse Target Return Fund
                        466 Lexington Avenue
                        New York, New York 10017-3140
                        (Fund's declaration of trust, by-laws and minute books)

            (2)         Credit Suisse Asset Management Securities, Inc.
                        466 Lexington Avenue
                        New York, New York 10017-3140
                        (records relating to its functions as co-administrator and distributor)

            (3)         Credit Suisse Asset Management, LLC
                        466 Lexington Avenue
                        New York, New York 10017-3140
                        (records relating to its functions as investment adviser)

            (4)         State Street Bank and Trust Co.
                        225 Franklin Street Boston
                        Massachusetts 02110
                        (records relating to its functions as co-administrator and custodian)

            (5)         Boston Financial Data Services, Inc.
                        2 Heritage Drive
                        North Quincy, Massachusetts  02177
                        (records relating to its functions as transfer agent and dividend disbursing agent).

            (6)         Credit Suisse Asset Management Limited (U.K.)
                        Beaufort House
                        15 St. Botolph
                        GB-London
                        EC3A 7JJ
                        (records relating to its functions as sub-adviser)

Item 29.    Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                INDEX TO EXHIBITS

Exhibit No.     Description of Exhibits

        (a)     (1)     Certificate of Trust, dated August 9, 2004.

                (2)     Trust Instrument, dated August 9, 2004.

        (b)     By-Laws, dated August 9, 2004.

        (j)    (2)      Powers of Attorney*



----------
*       Included on the signature page to this Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 16th day of August, 2004.

                                        CREDIT SUISSE TARGET
                                        RETURN FUND

                                        By: /s/ Michael E. Kenneally
                                            -------------------------------
                                            Michael E. Kenneally
                                            Chairman of the Board, Chief
                                            Executive Officer and President

                                POWER OF ATTORNEY

          Each person whose signature appears below, hereby makes, constitutes and appoints each of Michael E. Kenneally and Michael A. Pignataro, with full power to act without the other, as his agent and attorney-in-fact for the purpose of executing in his name, in his capacity as a Trustee of the Credit Suisse Target Return Fund, this registration statement on Form N-1A (including amendments thereto) to be filed with the United States Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder.

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                  TITLE                               DATE

/s/ Michael E. Kenneally   Chairman of the Board, Chief        August 16, 2004
------------------------   Executive Officer and President
Michael E. Kenneally

/s/ Michael A. Pignataro   Treasurer and Chief Financial       August 16, 2004
------------------------   Officer
Michael A. Pignataro

/s/ Richard H. Francis     Trustee                             August 16, 2004
------------------------
Richard H. Francis

/s/ Jeffrey E. Garten      Trustee                             August 16, 2004
------------------------
Jeffrey E. Garten

/s/ Peter F. Krogh         Trustee                             August 16, 2004
------------------------
Peter F. Krogh

/s/ James S. Pasman, Jr.   Trustee                             August 16, 2004
------------------------
James S. Pasman, Jr.

/s/ William W. Priest      Trustee                             August 16, 2004
------------------------
William W. Priest

/s/ Steven N. Rappaport    Trustee                             August 16, 2004
------------------------
Steven N. Rappaport